As filed with the Securities and Exchange Commission on March 9, 2005
                        Securities Act File No. 333-82337
                   Investment Company Act File. No. 811-09433
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                            ------------------------

                                    FORM N-2

[X]       Registration Statement Under The Securities Act of 1933
[X]       Pre-Effective Amendment No. 2
[ ]       Post-Effective Amendment No.
AND/OR
[X]       Registration Statement Under The Investment Company Act of 1940
[X]       Amendment No. 2

                    MANDATORILY EXCHANGEABLE SECURITIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                            c/o Goldman, Sachs & Co.
                                 85 Broad Street
                            New York, New York 10004
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 902-1000



                            Kenneth L. Josselyn, Esq.
                                 85 Broad Street
                            New York, New York 10004
                     (Name and Address of Agent for Service)

                                    Copies to

                                David Lopez, Esq.
                      Cleary Gottlieb Steen & Hamilton LLP
                                One Liberty Plaza
                            New York, New York 10006

         Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
         If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]
         It is proposed that this filing will become effective when declared effective pursuant to section 8(c).
         If appropriate, check the following box:
         / / This amendment designates a new effective date for a previously filed registration statement.
         / / This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-________.

                         CALCULATION OF REGISTRATION FEE
                        UNDER THE SECURITIES ACT OF 1933
================================================================================
                                               Proposed Maximum     Amount of
                 Title of Securities          Aggregate Offering   Registration
                  Being Registered                 Price(1)            Fee
                                                                   ------------
$___ Trust Issued Mandatorily Exchangeable        $1,000,000       $2,780(2)
     Securities...............................
================================================================================
(1)      Estimated solely for the purpose of calculating the registration fee.

(2)      Previously paid.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.



================================================================================

                    MANDATORILY EXCHANGEABLE SECURITIES TRUST

                              Cross-Reference Sheet
           (Pursuant To Rule 481(A) Under The Securities Act Of 1933)
                            Part A & B Of Prospectus*

Item
Number     Caption                                                      Location In Prospectus
------     -------                                                      ----------------------
1.         Outside Front Cover.......................................   Front Cover Page
2.         Cover Pages; Other Offering Information...................   Front Cover Page; Underwriting
3.         Fee Table and Synopsis....................................   Summary
4.         Financial Highlights......................................   Not Applicable
5.         Plan of Distribution......................................   Front Cover Page; Summary;
                                                                        Underwriting
6.         Selling Shareholders......................................   Not Applicable
7.         Use of Proceeds...........................................   Prospectus Summary
                                                                        Use of Proceeds;
                                                                        Investment Objective and Policies
8.         General Description of the Registrant.....................   Front Cover Page; Summary;
                                                                        The Trust; Investment Objective and
                                                                        Policies; Risk Factors
9.         Management................................................   The Trust
10.        Capital Stock, Long-Term Debt, and Other Securities.......   Investment Objective and Policies;
                                                                        Description of Securities; Certain
                                                                        United States Federal Income Tax Consequences
11.        Defaults and Arrears on Senior Securities.................   Not Applicable
12.        Legal Proceedings.........................................   Not Applicable
13.        Table of Contents of the Statement of Additional
           Information...............................................   Not Applicable
14.        Cover Page................................................   Not Applicable
15.        Table of Contents.........................................   Not Applicable
16.        General Information and History...........................   The Trust
17.        Investment Objective and Policies.........................   Investment Objective and Policies
18.        Management................................................   The Trust
19.        Control Persons and Principal Holders of Securities.......   The Trust
20.        Investment Advisory and Other Services....................   The Trust
21.        Brokerage Allocation and Other Practices..................   Investment Objective and Policies
22.        Tax Status................................................   Certain United States Federal Income Tax Consequences
23.        Financial Statements......................................   Statement of Assets and Liabilities

-----------------------
* Pursuant to the General Instructions to Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus. Information required to be included in Part C is set forth under the appropriate item so numbered in Part C of this Registration Statement.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. A REGISTRATION STATEMENT RELATING TO THE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. WE MAY NOT SELL THESE SECURITIES UNTIL THIS REGISTRATION STATEMENT IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER, SOLICITATION OR SALE IS NOT PERMITTED.

                                     [ logo]


                    Mandatorily Exchangeable Securities Trust

               $   Trust Issued Mandatorily Exchangeable Securities
              (Subject to exchange into shares of common stock of)

--------------------------------------------------------------------------------

The $____ Trust Issued Mandatorily Exchangeable Securities are a new series of securities issued by the Mandatorily Exchangeable Securities Trust. The trust will pay a distribution of $_______ on each security on May 15, 2005 and will thereafter pay quarterly distributions of $_______on each security. If _____, which we refer to as "_____", makes cash distributions to all holders of its common stock that exceed $_______ per share in any quarter, you will receive additional distributions from the trust as described in this prospectus.

Unless the securities are earlier exchanged or accelerated as described in this prospectus, on May 15, 2008, the trust will exchange each security for either:

o  Between 0.         shares and one share of       common stock; or

o  Cash equal to the value of those shares.

The number of _______ shares or amount of cash that will be delivered in exchange for each security will be based on the closing price of the _______ common stock on each of 20 trading days immediately prior to May 15, 2008, unless the securities are earlier exchanged or accelerated as described in this prospectus. The shares or cash that will be received in exchange for the securities may be delivered between May 15, 2008 and August 15, 2008, instead of on May 15, 2008 under the circumstances described in this prospectus.

         This is the first issuance of securities by the trust. As a result, there is currently no public market for the securities. The trust will apply to list the securities on _______ under the symbol " _______ ". Trading of the securities on the ____ is expected to commence no earlier than the opening of the business on _____. There is no minimum required purchase of securities in this offering.

     's common stock is currently quoted on _______ under the symbol " _____ ". The last reported sale price of the _______ common stock on _______ on ______ , 2005 was $ ______ per share. ________ is not affiliated with the trust.

         The trust is a finite term closed-end investment company. Securities of this type of trust frequently trade at a discount from net asset value. This risk is separate from the risk that the trust's net asset value will fall. The trust cannot predict whether the securities will trade at, below or above net asset value. The risk of purchasing investments in a closed-end company that might trade at a discount may be greater for investors who wish to sell their investments soon after completion of this offering.

         This prospectus sets forth concisely information about the trust that you should know before investing. You are advised to read this prospectus and to retain it for future reference. Additional information about the trust has been filed with the Securities and Exchange Commission and is available upon written or oral request and without charge. See "Where You Can Find More Information on the Trust".

   Investing in the securities involves risks. See "Risk Factors" beginning on
page     of this prospectus.

         NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY OTHER REGULATORY BODY HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                              Per Security           Total
                                           ---------------     --------------
Initial Public Offering Price              $                   $
Sales Load                                 Not applicable      Not applicable
Proceeds to the Trust                      $                   $


      The underwriters expect to deliver the securities against payment in
                             New York, New York on

                             Prospectus dated    .

                              ---------------------
                                TABLE OF CONTENTS
                                                                           Page
                                                                           ----
Summary.......................................................................2
The Trust.....................................................................9
Use of Proceeds..............................................................13
Investment Objective and Policies............................................13
Risk Factors.................................................................25
Description of Securities....................................................28
Certain United States Federal Income Tax Consequences........................31
Underwriting.................................................................36
Legal Matters................................................................37
Experts......................................................................37
Where You Can Find More Information On the Trust.............................38
Where You Can Find More Information On      .................................39
Report of Independent Accountants............................................40
Statement of Assets and Liabilities .........................................41

                                     Summary

         This summary contains a general summary of the information contained in this prospectus. The summary may not contain all the information that may be important to you, and it is qualified in its entirety by the more detailed information included or incorporated by reference in this prospectus. You should consider carefully the information contained in and incorporated by reference in this entire prospectus, including the information set forth under the heading "Risk Factors" in this prospectus.

     In this prospectus, " _____ " and "Company" refer to _______ and its subsidiaries on a consolidated basis, except as otherwise indicated.

The Trust

         The trust is a New York statutory trust that exists only to offer the securities. The trust's only activities will be related to issuing the securities and investing in the U.S. Treasury securities and the forward purchase contract with ____, which we refer to as the "seller", described in this prospectus.

The Trust's Investment Objective

         The trust's investment objective is to give you in respect of each security a distribution of $ on May 15, 2005, quarterly distributions of $ __________ thereafter and, on May 15, 2008, which we refer to as the "exchange date", a distribution of between 0. ______ shares and one share of ______ common stock, or cash equal to the value of those shares. The number of shares, or amount of cash, that you will receive in exchange for each security will vary, depending on the closing price of ______ common stock on each of the 20 trading days immediately prior to the exchange date. We refer to any day on which a portion of the common stock deliverable in respect of the securities is determined as a "determination date".

         o For each determination date on which the closing price of ________ common stock is more than $________ per share, ________ of one share of________ common stock per security.

         o For each determination date on which the closing price of _______ common stock is more than $ ______ but less than or equal to $ ________________ , a fraction of a share of _______ common stock equal to the result of multiplying 1/20th of a share by the result of dividing the closing price of the common stock on the day the securities are priced for initial sale by the closing price.

         o For each determination date on which the closing price of ________ common stock is $ ________ or less per share, 1/20th of one share of ________ common stock per security.

         As a result, on the exchange date you will receive a total of between

0. _________________ of one share of _______ common stock and one share of _______ common stock for each security you own.

          As a result of the formula set forth in the three bullet points above, you will receive part of any increase in the value of the _______ common stock above $ ________________ . However, you will not receive any increase in the value of the _______ common stock unless that value rises higher than $ ____________ . You will bear the entire amount of any decrease in the value of the _______ common stock.

         If there is a market disruption event (as described below under "Investment Objectives and Policies--The Forward Purchase Contract--Total Exchange Shares") on any of the 20 scheduled trading days immediately prior to May 15, 2008, if the securities are earlier accelerated or if the exchange date is extended by the seller, the number of shares, or amount of cash, that you will receive in exchange for each security will be based on the closing price of _______ common stock on days other than the 20 trading days immediately prior to May 15, 2008. Please see "Investment Objectives and Policies--The Forward Purchase Contract--Extension and Acceleration of the Exchange Date at the Option of the Seller", "Investment Objectives and Policies--The Forward Purchase Contract--Mandatory Acceleration upon a Cash Merger", "Investment Objectives and Policies--The Forward Purchase Contract--Optional Acceleration Upon Partial Tender Offer or Partial Exchange Offer", and "Investment Objectives and Policies--The Forward Purchase Contract--Adjustment Events."

          We refer to the fraction used to determine the number of shares of _______ common stock deliverable in respect of any day as the "daily amount fraction". If certain events affecting ______ common stock occur prior to the exchange date, each daily amount fraction may be adjusted or the property into which your securities are exchangeable on the exchange date may be adjusted so that the daily amount fraction includes _______ common stock, cash, securities other than _______ common stock and/or other property instead of _______ common stock alone.

         We refer to any such adjusted property as the "reference property". For purposes of determining which of the three bullet points above applies on any determination date, if the reference property includes common stock and other property, then the applicable market value (determined as described under "Investment Objectives and Policies--The Forward Purchase Contract") of that other property will be added to the closing price of the _______ common stock (or, if the reference property includes no _______ common stock, the closing price of the _______ common stock will be deemed to equal the value of the reference property).

         The closing price of the _______ common stock and the applicable market value of any other reference property on any determination date will determine the daily amount fraction on that determination date and therefore the value of what you will receive on the exchange date. For example, if the applicable market value of _______ common stock and any other reference property on a determination date is $ _________________ , then the daily amount fraction for that date would be __________________ . The amount of reference property deliverable on the exchange date will be based on the daily amount fraction on each determination date.

          References to one share of _______ common stock assume that one share is the maximum amount of shares of _______ common stock deliverable per security and that no other reference property is deliverable upon exchange of the securities. If, because of certain anti-dilution adjustments, the maximum amount of shares of _______ common stock deliverable per security is greater or less than one share and/or other reference property is deliverable upon exchange of the securities, references to one share of _______ common stock shall be to the maximum amount of shares of _______ common stock, cash or other property deliverable per security.

         Please see "Investment Objectives and Policies--The Forward Purchase Contract--Mandatory Acceleration Upon Cash Merger" for more information about partial or complete acceleration of the forward purchase contract in the event of a cash merger.

         Please see "Investment Objectives and Policies--The Forward Purchase Contract--Anti-Dilution Adjustments" for more information about adjustments to the daily amount fraction and the reference property.

         For more detail, please see "Investment Objective and Policies".

The Trust's Investment Policies

         To achieve its investment objective, the trust will invest all the proceeds of this offering in:

          o A portfolio of stripped U.S. Treasury securities with face amounts and maturities corresponding to the quarterly distributions payable with respect to the securities. The trust will use the payments it receives as these U.S. Treasury securities mature to pay the quarterly distributions on the securities.


          o A forward purchase contract with ______ , which we refer to as " _____ " or the "seller". The seller will be required to deliver shares of common stock to the trust on the exchange date. Alternatively, the seller may choose to deliver the equivalent amount of cash. If the seller performs its obligations, the forward purchase contract will provide the trust with the shares of common stock or cash that the trust must deliver to you on the exchange date.

         The seller has the right to extend the exchange date under the forward purchase contract to August 15, 2008. If the seller extends the exchange date under the forward purchase contract, the seller will not be required to deliver the shares of common stock or cash under the forward purchase contract until August 15, 2008. However, once the seller extends the exchange date, the seller can, upon five scheduled trading days' notice to the trust, accelerate the delivery of shares or reference property to any date between May 15, 2008 and August 15, 2008 in connection with a rollover offering. If the seller extends or accelerates the exchange date, you will not receive the _______ common stock or reference property in exchange for the securities until the extended or extended and accelerated exchange date, and the number of shares of _______ common stock or amount of reference property included in that delivery will be based on, in the case of an extended exchange date that is not subsequently accelerated, the value of the _______ common stock and the reference property on each of the 20 trading days immediately prior to the extended exchange date, or, in the case of an extended and accelerated exchange date, on each of the five trading days immediately prior to the accelerated exchange date. However, you will receive an additional, partial cash distribution on the securities on the extended or accelerated exchange date.

         The seller will pledge collateral to the trust to secure the seller's obligations under the forward purchase contract. The collateral will initially be the maximum number of shares of common stock that the seller must deliver under the forward purchase contract. However, if the seller complies with its obligations under the forward purchase contract and the collateral agreement, the seller may pledge U.S. Treasury securities instead of the shares of common stock. If an anti-dilution adjustment or reorganization event occurs, the seller will be required to pledge the maximum amount of reference property deliverable upon exchange of the securities.

         The trust is a grantor trust for purposes of the U.S. federal tax laws and will not change its investments, even if the value of the forward purchase contract or the common stock falls significantly or the financial condition of _______ declines.

         For more detail, please see "Investment Objective and Policies".

The Offering

         The trust is offering ______________ securities at a purchase price of $ _________ per security. The securities are being offered through the underwriters Goldman, Sachs & Co. ("Goldman Sachs"), 85 Broad Street, New York, New York 10004 and Lehman Brothers, 745 Seventh Avenue, New York, New York 10019.

Concurrent Offering

          Concurrently with this offering, _______ is offering _______ shares of its common stock (or up to shares if the underwriters in that transaction exercise their option to purchase additional shares of __________ common stock) and _______ is offering _______ shares of _______ common stock (or up to shares if the underwriters in that transaction exercise their option to purchase additional shares of common stock) pursuant to a prospectus.

         This offering of securities and ______ 's concurrent offering of _______ common stock are part of a series of transactions that will result, if
_______ delivers the maximum number of shares of ______ common stock deliverable under the forward purchase contract on the exchange date and if the underwriters in the concurrent stock offering exercise the option described above, in _______ selling its entire interest in ______ .

         Each of this offering and the concurrent offering by ______ and ______ is conditioned upon completion of the other. The trust will not receive any of the proceeds from the offering of ______ common stock.

The Securities

         The trust will pass through to you your pro rata share of all payments that it receives on the U.S. Treasury securities that it purchases with the proceeds from this offering. Similarly, the trust will deliver to you your pro rata share of all shares of _______ common stock or amounts of reference property that it receives from the seller under the forward purchase contract.

         Distributions

         Holder of the securities will receive, for each security, a distribution of $ ____________ on May 15, 2005 and quarterly distributions of $ _________________ thereafter. The trust will pay these distributions on each February 15, May 15, August 15 and November 15. However, if the trust would be required to make a distribution on a Saturday, Sunday or legal holiday, the trust will pay that distribution on the next business day instead. The trust will make each payment to the holder of the security whose name appears in the trust's books on the business day before the applicable payment date.

         The only source of cash for the quarterly distributions on the securities will be the cash received from the U.S. Treasury securities purchased by the trust with the proceeds from this offering. Part of each year's distributions on the securities will be treated as a return of capital under the U.S. federal income tax laws. For more detail, please see "Description of Securities--Distributions--Tax Treatment of Distributions" and "Certain United States Federal Income Tax Consequences".

         In addition to the quarterly distributions described above, if _______ makes distributions of cash or cash equivalents to all holders of _______ common stock that exceed $ ______ per share in any quarter, which we refer to as "excess distributed amount", you will receive additional distributions of cash. For further detail, please see "Investment Objectives and Policies--The Forward Purchase Contract--Anti-Dilution Adjustments".

         Exchange for Common Stock of

         On the exchange date, each security will be mandatorily exchanged for between 0. shares and one share of _______ common stock, as determined by the formula described under "--The Trust's Investment Objective". However, if the seller delivers cash instead of _______ common stock under the forward purchase contract, you will receive cash instead of _______ common stock. The amount of cash will be based on the closing price of the _______ common stock otherwise deliverable.

         Modifications to Delivery Requirements

         In some circumstances, you may receive cash or other reference property instead of or in addition to the _______ common stock, or you may receive some or all of the _______ common stock, cash or other reference property on a date other than May 15, 2008:

          o The exchange date may be extended or extended and then accelerated by the seller as described above. In this case, you would not receive the _______ shares, cash or other reference property until the extended or accelerated date, but you would receive an additional cash distribution on the securities for the period of delay. For further detail, please see "Investment Objective and Policies--The Forward Purchase Contract--Extension and Acceleration of the Exchange Date at the Option of the Seller".

          o The seller may elect to deliver cash instead of _______ shares under the forward purchase contract. If the seller decides to deliver cash instead of _______ common stock, it may do so in connection with a "rollover offering"--that is, an offering of securities that refinances the securities. If the seller completes a rollover offering, the seller will deliver the cash under the forward purchase contract by the fifth business day after completing thatthe rollover offering. In this case, you would not receive the cash payable on exchange of the securities until the seller pays it to the trust following completion of the rollover offering. For further detail, please see "Investment Objective and Policies--The Forward Purchase Contract--Cash Settlement; Rollover Offerings".

          o If _______ is involved in a merger, reclassification or sale of substantially all of its assets in which 30% or more of the consideration for the _______ common stock consists of cash or cash equivalents, the forward purchase contract will be partially accelerated with respect to such cash consideration and you will receive (1) cash or cash equivalents based on the daily amount fraction in effect immediately prior to the merger and the percentage of the merger consideration that consisted of cash or cash equivalents and (2) your pro rata share of the U.S. Treasury securities used to pay the quarterly distributions on the securities. If thatthe percentage of consideration for the ______ common stock is 100%, the forward purchase contract will be completely accelerated and you will receive cash or cash equivalents based on the daily amount fraction in effect immediately prior to the merger and those U.S. Treasury securities then held in the trust will be sold and the proceeds of that sale will be distributed pro rata to the holders of the securities. For further detail, please see "Investment Objectives and Policies--The Forward Purchase Contract--Mandatory Acceleration Upon Cash Merger".


          o If certain events affecting _______ common stock occur prior to the exchange date, the daily amount fraction may be subject to adjustment or you may receive reference property consisting of ______ common stock, cash, securities other than _______ common stock and/or other property on the exchange date instead of _______ common stock alone. For further detail, please see "Investment Objectives and Policies--The Forward Purchase Contract--Anti-Dilution Adjustments".

          o If the seller defaults under the forward purchase contract or the collateral agreement, if the seller is involved in certain bankruptcy [or insolvency proceedings or if the long-term senior unsecured debt of ________ is not rated by any of three specified rating agencies], the forward purchase contract will be accelerated. In this case, the holder of each security will then receive an early distribution of the reference property instead of receiving the reference property that would otherwise be delivered on the exchange date. For further detail, please see "Investment Objective and Policies--The Forward Purchase Contract--Collateral Arrangements; Acceleration upon Default by the Seller".

         Voting Rights

         You will have the right to vote on changes to the terms of the securities, on the replacement of the trustees of the trust and the trust's custodian, paying agent, transfer agent, registrar and other agents, and on other matters affecting the trust, as described below under the caption "Description of Securities". However, you will not have any voting rights with respect to the _______ common stock until and unless you actually receive shares of _______ common stock in exchange for the securities. For more detail, please see "Risk Factors--If you hold securities, you will not be entitled to any rights with respect to _______ common stock, but you will be subject to all changes made with respect to the common stock" and "Description of Securities--Voting".

         Listing

         The trust will apply to list the securities on the _______ under the symbol " ". Trading of the securities on the ____ is expected to commence no earlier than the opening of business on ____.

Certain Federal Income Tax Considerations

         The trust will be treated as a grantor trust under the U.S. federal income tax laws. This means that each holder will be treated as if it owned directly its proportionate share of the assets held by the trust. Consequently, each holder will be treated as owning its proportionate share of the U.S. Treasury securities and the forward purchase contract held by the trust. In addition, a portion of the amount invested by the holders will be treated as a cash deposit that will be used to satisfy the holders' obligation to make payment under the forward purchase contract for the purchase of the shares of _______ common stock on the exchange date. Similarly, income and original issue discount earned by the trust will generally be treated as income of the holders.

         Under the U.S. federal income tax laws, the U.S. Treasury securities held by the trust will be treated as having "original issue discount" that will accrue over the term of the U.S. Treasury securities. However, when the trust actually receives cash on these U.S. Treasury securities, these cash payments will not be included in a holder's income. Instead, these payments will reduce a holder's aggregate tax basis in the securities.

          A holder that holds the securities until they mature will not be subject to tax on the receipt of shares of _______ common stock. A holder that sells the securities or receives cash (rather than shares of _____ common stock) on the exchange date, will have a capital gain or loss equal to the difference between the holder's tax basis in the securities and the cash received. In addition, it is possible that during the term of the securities a holder will have a capital gain on a deemed exchange of a portion of the securities or that a holder would be required to accrue income in addition to the original issue discount described above.

         For more detail, please see "Certain United States Federal Income Tax Consequences".

Risk Factors

         An investment in the securities involves risk. Some of the risks of an investment in the securities are described under "Risk Factors", beginning on page [ o]. These risks include the following:

          o The trust will not dispose of the contract even if the price of the common stock falls significantly or the financial condition of the company suffers. The holders of the securities will bear the entire amount of any decrease in the value of the common stock.

          o Similarly, the trust will not dispose of the U.S. Treasury securities before they mature or the trust terminates, whichever comes first, even if their value falls significantly.

          o If the price of common stock rises, a holder of a security will not receive all of this increase in value. Holders of the securities will not receive any of this increase if the average market price of the common stock at the exchange date is below $ _____ . Holders will receive only ______ % of any increase in the value of the stock over $ ____ . On the other hand, holders of securities will bear all of any decrease in the value of the common stock below $ ______ .

          o Distributions on the securities will remain fixed. To the extent dividends are paid on the common stock, the distributions on the securities may be lower than the dividends paid on the common stock.

          o The number of shares of common stock or amount of cash that holders may receive on the exchange date will be adjusted if the company takes certain actions that have the effect of combining, splitting or diluting the value of the common stock. The number of shares to be received by holders may not be adjusted for other events that may adversely affect the price of the common stock, such as offerings of common stock for cash or in connection with acquisitions.

          o The only assets held by the trust will be the U.S. Treasury securities and the forward purchase contract. An investment in the trust will be riskier than an investment in an investment company with diversified investments.

          o The trading prices of the securities in the secondary market will be directly affected by the trading prices of the common stock in the secondary market. The trading price of the common stock will be influenced by the company's operating results and prospects and by economic, financial and other factors and market conditions. The trading price of the securities will also be affected by fluctuations in interest rates and other factors that are difficult to predict and beyond the trust's control.

          o There can be no assurance that a secondary market will develop for the securities. If a secondary market does develop, there can be no assurance that it will provide the holders with liquidity for their investment or that it will continue for the life of the securities.

          o Holders of the securities will not be entitled to any rights with respect to the common stock unless they actually receive common stock in exchange for the securities. For example, holders of securities will not be entitled to vote the shares of common stock or receive dividends.


Fees And Expenses

         Underwriters' Compensation

         The seller will compensate the underwriters for the offering of the securities because a significant portion of the proceeds of the sale of the securities will be used by the trust to pay the purchase price to the seller under the forward purchase contract. The underwriting agreement requires the seller to pay underwriters $ ____________ for each security sold in the offering.

         Organizational and Offering Costs

         The trust's organizational costs will be approximately $ _____ . The trust's costs in connection with the offering of the securities will be approximately $ _____ . The [seller] will pay these organizational and offering costs.

         Costs of Other Service Providers

         At the closing of the offering of the securities, the seller will make a one-time, up-front payment of $ _______ to the trust's administrator, custodian, the collateral agent, paying agent and trustees as compensation for their services to the trust. The seller will also pay the trust's administrator $ _____________ to cover the trust's anticipated expenses. The seller will pay any ongoing expenses of the trust above these estimated amounts and the seller will reimburse the trust for any amounts it may pay as indemnification to the trust's administrator, custodian, paying agent or any trustee. If the seller does not pay these expenses and obligations, the trust will have to pay them, and this will reduce the amount available to distribute to holders.

         Disclosure Required by the Securities and Exchange Commission

         The Securities and Exchange Commission, which we refer to as SEC, requires registered investment companies to present their expenses in the format below. The SEC has stated that this requirement is intended to assist investors in understanding the various costs and expenses that an investor in the securities will bear directly or indirectly.

Fees and Expenses

         Because the trust will not bear any fees or expenses, investors will not bear any expenses directly.

         Investor Transaction Expenses
         Maximum Sales Load (as a percentage of Initial Offering Price) %(a) Dividend Reinvestment and Cash Purchase Plan Fees
         Annual Expenses (as a percentage of net assets)
         Management Fees(b)                                                    %
         Other Expenses(c)                                                     %
                                                                          ------
                  Total Annual Expenses(c)                                     %
                                                                          ======

------------
(a)  See "Underwriting".
(b) See "The Trust". The trust will be internally managed; consequently, there will be no separate investment advisory fee paid by the trust. PPFC, Inc. will act as the administrator of the trust.
(c) The organizational costs of the trust in the amount of $ , compensation payable to the trust's administrator, custodian, collateral agent, paying agent and trustees in the amount of $ _____ and approximately $ ________ in costs in connection with the offering of the securities will be paid by the seller. Anticipated ongoing expenses of the trust over the term of the trust, estimated to be approximately $ _______ , as well as any unanticipated operating expenses of the trust, will also be paid by the seller. See "The Trust--Expenses of the Trust". Absent these arrangements, the trust's "Other Expenses" and "Total Annual Expenses" would be approximately _______________ % of the trust's net assets.

         The SEC also requires that closed-end investment companies present an illustration of cumulative expenses (both direct and indirect) that an investor would bear. The example must factor in the applicable sales load and must assume that investors will receive a 5% annual return and will reinvest all distributions at net asset value. Please note that the assumption of a 5% annual return does not accurately reflect the trust's terms. See "Investment Objective and Policies". Also, the trust does not permit holders to reinvest the distributions on the securities.

         Example                                                 1 Year  3 Years
         -------                                                 ------  -------

         You would bear the following expenses on a $10,000
         investment, including the applicable sales load of $o
         and assuming (1) no annual expenses and (2) a 5% annual
         return throughout the period                               $o       $o

                                    The Trust

Creation and Form of the Trust

         The trust is a New York statutory trust. It is a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Investment Company Act"). The trust was formed under a trust agreement on June 29, 1999 under the name "Fourteenth Automatic Common Exchange Securities Trust". The name of the trust was changed to "Mandatorily Exchangeable Securities Trust" on March 3, 2005. The trust's address is c/o Goldman, Sachs & Co., 85 Broad Street, New York, New York 10004 (telephone no.
(212) 902-1000).

The Trustees

         The trust will have four trustees. One of the trustees will be designated as the trust's managing trustee. The trustees will be responsible for the trust's general management and operations. However, the trustees will not have the power to vary the investments held by the trust. See "Investment Objective and Policies". The seller will pay each trustee, on behalf of the trust, a one-time, up-front fee to cover the trustee's annual fee and anticipated out-of-pocket expenses. The managing trustee will also receive an additional up-front fee for serving in that capacity.

         Goldman Sachs, as the trust's sponsor and the initial holder of the trust's securities, has elected Wilmington Trust Company and three individuals to serve as the trustees. The trustees' names, ages, addresses and titles, their principal occupations during the past five years and their compensation are as follows:

                                                      Principal Occupation
Name, Age and Address                Title           During Past Five Years       Compensation
---------------------                -----           ----------------------       ------------
Donald J. Puglisi              managing trustee       Professor of Finance            $
  Department of Finance                              University of Delaware
  University of Delaware
  Newark, DE 19716

William R. Latham, III     ...      trustee          Professor of Economics           $
  Department of Economics                            University of Delaware
  University of Delaware
  Newark, DE 19716

James B. O'Neill     .........      trustee          Professor of Economics           $
  Department of Economics                            University of Delaware
  University of Delaware
  Newark, DE 19716

Wilmington Trust Company            trustee              Not applicable               $
  Rodney Square North
  1100 North Market Street
  Wilmington, DE 19890

         None of the trustees is an "interested person" of the trust as defined in the Investment Company Act. Furthermore, none of the trustees is a director, officer or employee of any underwriter or of the trust's administrator, or of any affiliate of any underwriter or the trust's administrator. Each of the trustees serves as a trustee of other similar trusts, but none of the trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.

Other Service Providers

         Administrator

         The trust's day-to-day affairs will be managed by PFPC, Inc. ("PFPC") as administrator under an administration agreement, dated as of , 2005. Under the administration agreement, the trustees have delegated most of their operational duties to the administrator, including the duties to:


          o    receive and pay invoices for expenses incurred by the trust;

          o with the approval of the trustees, engage legal and other professional advisors (other than the independent public accountants for the trust);

          o instruct the trust's paying agent to pay the distributions on the securities;

          o prepare, mail, file and publish all notices, proxies, reports, tax returns and other documents for the trust, or direct the trust's paying agent to do so, and keep the trust's books and records;

          o select and engage an independent investment banking firm (after consultation with the seller), when the trust is required to do so under the forward purchase contract;

          o at the direction of the trustees, institute and prosecute legal and other appropriate proceedings to enforce the trust's rights and remedies, but the administrator is required to do so only if it receives any indemnity that it requests; and

          o make all necessary arrangements for meetings of the trustees and any meetings of holders.

         The administrator will not select the independent public accountants for the trust. The administrator also will not sell any of the trust's assets, or permit any other agent of the trust to do so, except when the forward purchase contract requires the trust to make a delivery, when the trust is required to sell fractional shares, when the collateral agreement securing the forward purchase contract requires the trust to sell collateral posted by the seller, and when the trust terminates.

         Custodian

         The trust's assets will be held by [ ] as the trust's custodian under a custodian agreement, dated as of _____ , 2005.

         Collateral Agent

         The trust's assets will be held by Wilmington Trust Company as the trust's custodian under a custodian agreement, dated as of ______ , 2005.

         Collateral Agent

         Wilmington Trust Company will act as collateral agent under the collateral agreement among the collateral agent, the trust and the seller. The collateral agent will hold a perfected security interest in the _______ common stock and U.S. Government obligations or other assets pledged by the seller under the collateral agreement. If the seller defaults under the forward purchase contract or collateral agreement, it will be the collateral agent that sells the collateral posted by the seller and pays the proceeds of that sale to the custodian for distribution to you.

         Paying Agent

         Wilmington Trust Company will serve as the transfer agent, registrar and paying agent for the securities under a paying agent agreement, dated as of _______ , 2005.

         Other Information Concerning the Trust's Agents

         The administrator, the custodian, the collateral agent and the paying agent each have the right to resign at any time on 60 days' notice to the trust. The trustees have the right to remove any of these agents of the trust at any time on 60 days' notice or immediately if the agent defaults under the applicable agreement or the Investment Company Act, suffers a bankruptcy, or under several other circumstances. In order to ensure that all the agents of the trust are the same financial institution or affiliate financial institutions, if any of these agents resigns or is removed, the appointment of each of the other agents automatically terminates. However, no resignation or removal of any of these agents will be effective until a successor is appointed. If any of these agents resigns or is removed, the trustees are required to appoint a successor with the qualifications specified in the trust agreement.

         Except for their respective roles as trustee, administrator, custodian, collateral agent and paying agent, Wilmington Trust Company and PFPC have no other affiliation with, and are not engaged in any other transactions with, the trust.


Indemnification

         The trust will indemnify each trustee, the administrator, the custodian, the collateral agent and the paying agent against any liabilities or costs (including the reasonable costs of defending against any liability) that it may incur in acting in that capacity, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its respective duties or where applicable law prohibits that indemnification. The seller has agreed to reimburse the trust for any amounts it may be required to pay under these indemnifications. If the seller does not pay these amounts, the trust will have to pay them, and this will reduce the amount available to distribute to holders.

Expenses of the Trust

         At the closing of the offering of the securities, the seller will pay to the administrator, the custodian, the collateral agent and the paying agent a one-time, up-front payment of $ ___________ to cover their fees and the trustees' compensation described above. The seller will also pay the administrator a one-time, up-front payment of $ _____________ to cover the trust's anticipated expenses. The anticipated trust expenses to be paid by the administrator out of this amount include, among other things:

         o  expenses for legal and independent accountants' services;

         o costs of printing proxies, securities certificates and holder reports; and

         o  fidelity bond coverage for the trustee.

         In addition, the seller will pay the costs of organizing the trust in the amount of $ ____________ and estimated costs in connection with the offering of the securities, the registration of the trust as an investment company with the SEC, and the periodic and other filings the trust makes with the SEC in the amount of $ _______ .

         The amount that the seller will pay to the administrator to cover the trust's ongoing expenses was determined based on estimates made in good faith on the basis of information currently available to the trust, including estimates furnished by the trust's agents. It is possible, however, that the actual operating expenses of the trust will be substantially more than this amount. The seller has agreed to pay any excess expenses beyond this amount. If the seller does not pay those excess expenses, the trust will have to pay them, and this will reduce the amount available to distribute to holders.

Trust Termination

         The trust will terminate automatically ten business days after the exchange date. However, if the forward purchase contract is accelerated, the trust will terminate ten business days after the ______ common stock, cash or reference property required to be delivered under the forward purchase contract is delivered. If the trust terminates before all the distributions on the securities have been paid, the trust's administrator will sell any U.S. Treasury securities then held in the trust and distribute the proceeds pro rata to the holders of the securities, together with the _______ common stock, cash or reference property delivered under the forward purchase contract.

Valuation for Investment Company Act Purposes

         In calculating the trust's net asset value as required by the Investment Company Act, the trust agreement provides that (1) the U.S. Treasury securities held by the trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the trustees, (2) short-term investments having a maturity of 60 days or less will be valued at cost with accrued interest or discount earned included in interest receivable and (3) the forward purchase contract will be valued on the basis of the bid price received by the trust for the forward purchase contract, or any portion of the forward purchase contract covering not less than 1,000 shares, from an independent broker-dealer firm unaffiliated with the trust to be named by the trustees who is in the business of making bids on financial instruments similar to the forward purchase contract and with comparable terms, or if such a bid quotation is not available, as determined in good faith by the trustees.

Investment Company Act Prohibition

         Section 12(d)(1) of the Investment Company Act restricts the amount of securities that investment companies may own. Accordingly, investment companies may only hold securities within the limits imposed by Sections 12(d)(1)(A)(i) and 12(d)(1)(C) of the Investment Company Act.

                                 USE OF PROCEEDS

         The net proceeds of this offering will be used immediately upon the closing of this offering to:

         o purchase a portfolio of stripped U.S. Treasury securities with face amounts and maturities corresponding to the quarterly distributions payable with respect to the securities; and

         o pay the purchase price to the seller under the forward purchase contract.



                        INVESTMENT OBJECTIVE AND POLICIES

Investment Objective, Policies and Restrictions

Fundamental Policies

         The trust's investment objective is to give you in respect of each security a distribution of $ on May 15, 2005, quarterly distributions of $ __________ thereafter and, on May 15, 2008, which we refer to as the "exchange date", a distribution of between 0. ______ shares and one share of ______ common stock, or cash equal to the value of those shares. The number of shares, or amount of cash, that you will receive in exchange for each security will vary, depending on the closing price of ______ common stock on each of the 20 trading days immediately prior to the exchange date. We refer to any day on which a portion of the common stock deliverable in respect of the securities is determined as a "determination date". The value of the _______ common stock, cash or reference property that you will receive under the securities may be more or less than the amount you paid for the securities.

         To achieve its investment objective, the trust will use the proceeds of the securities to buy and hold:

         o a portfolio of stripped U.S. Treasury securities with face amounts and maturities corresponding to the quarterly distributions payable with respect to the securities; and

         o  the forward purchase contract.

         The trust has adopted the following fundamental policies:

         o the trust will invest at least _________ % of its total assets in the forward purchase contract;

         o the forward purchase contract may not be disposed of during the term of the trust;

         o the U.S. Treasury securities held by the trust may not be disposed of before the earliest of their respective maturities, the occurrence of a reorganization event where the consideration does not include any marketable securities, a default by the seller under the forward purchase contract, and the termination of the trust; and

         o the trust may not purchase any securities or instruments other than the U.S. Treasury securities, the forward purchase contract and the common stock or other assets received pursuant to the forward purchase contract and, for cash management purposes, the short-term obligations of the U.S. Government described under "--Temporary Investments" below; issue any securities or instruments except for the securities; make short sales or purchases on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts; make loans (other than the purchase of stripped U.S. Treasury securities as described in this prospectus); or take any action that would or could cause the trust not to be a "grantor trust" for purposes of the U.S. federal income tax laws.

         The foregoing investment objective and policies are fundamental policies of the trust that may not be changed without the approval of a majority of the trust's outstanding securities. A "majority of the trust's outstanding securities" means the lesser of (i) 67% of the securities represented at a meeting at which more than 50% of the outstanding securities are represented, and (ii) more than 50% of the outstanding securities.

         "Marketable securities" are any common equity securities (whether voting or non-voting) listed on a U.S. national or regional securities exchange or reported by the Nasdaq National Market.

      and the Common Stock



         _________ 's common stock has been traded on _______ under the symbol "
_____ " since ______ . The high and low prices of ______ 's common stock, as reported by ______ , are set forth below for the periods indicated.

                                                               High          Low

              2002
                 First Quarter............................  $            $
                 Second Quarter...........................  $            $
                 Third Quarter............................  $            $
                 Fourth Quarter...........................  $            $

              2003
                 First Quarter............................  $            $
                 Second Quarter...........................  $            $
                 Third Quarter............................  $            $
                 Fourth Quarter...........................  $            $

              2004
                 First Quarter............................  $            $
                 Second Quarter...........................  $            $
                 Third Quarter............................  $            $
                 Fourth Quarter...........................  $            $

              2005
                 First Quarter (through     , 2005).......  $            $


         Holders of securities will not be entitled to any rights with respect to the _______ common stock unless they actually receive shares of _______ common stock in exchange for the securities.

          _________ files reports, proxy statements and other information with the SEC, as described below under "Where You Can Find More Information On ______ ".

          Please refer to the attached _______ common stock prospectus, which describes _______ and the _______ common stock. The _______ common stock prospectus relates to an aggregate of o shares of common stock.

The Forward Purchase Contract

         The trust will enter into a forward purchase contract with the seller obligating the seller to deliver to the trust (1) on the exchange date a number of shares of _______ common stock equal to the product of the total exchange shares (as defined below) times the number of securities offered by this prospectus; and (2) on the related quarterly distribution date, any distributions to holders in connection with adjustment events, as described under "Investment Objectives and Policies--The Forward Purchase Contract--Anti-Dilution Adjustments".

         The aggregate purchase price that the trust will pay under the forward purchase contract will be $ . The trust will pay this purchase price on the closing date of this offering. This purchase price was arrived at by arm's-length negotiation between the trust and the seller, taking into consideration factors including the price, the expected dividend level and volatility of the _______ common stock, current interest rates, the term of the forward purchase contract, current market volatility generally, the collateral pledged by the seller, the value of other similar instruments and the costs and anticipated proceeds of the offering of the securities.

         All matters relating to the administration of the forward purchase contract will be the responsibility of either the administrator or the custodian.

         Exchange on the Exchange Date

         General. On the exchange date, as accelerated or extended, each security will be mandatorily exchanged for a number of shares of _______ common stock that we refer to as the "total exchange shares", which is defined below.

         Total Exchange Shares

         Except as described below, the "total exchange shares" to be delivered in respect of each security on the exchange date is an amount equal to the sum of the "daily amounts" calculated as described below for each of the 20 trading dates beginning 20 scheduled trading days immediately prior to the exchange date. We refer to any day in the 20 trading day period on which a portion of the _______ common stock deliverable in respect of the securities is determined as a "determination date".

         The seller may deliver the daily amount in cash instead of shares of _______ common stock. If the seller chooses to deliver the daily amount in cash instead of shares of _______ common stock, it will be required to notify the collateral agent of its election three scheduled trading days prior to the 20th scheduled trading day prior to the exchange date, and if it is electing to pay cash instead of delivering only a portion of the _______ common stock it would otherwise be required to deliver, it will be required to specify the trading days in respect of which it will deliver the daily amount in cash instead of _______ common stock (which must be consecutive trading days at the end of the 20 trading day period for which daily amounts are calculated).

         The daily amount for each determination date in the period described above is equal to, subject to certain adjustments:

         (a) ______ if the closing price (as defined below) on the relevant trading day is greater than $ ____ (the "threshold appreciation price"), ____ of one share of _______ common stock per security;

         (b) ______ if the closing price on the relevant trading day is less than or equal to the threshold appreciation price but is greater than $ __________________ (the "initial price"), 1/20th of one share of common stock multiplied by a fraction equal to the initial price divided by the closing price; and

         (c) ______ if the closing price on the relevant trading day is less than or equal to the initial price, 1/20th of one share of _______ common stock per security.

         We refer to the fraction used to determine the number of shares of _______ common stock deliverable in respect of any day in the 20 trading day period as the "daily amount fraction".

         Accordingly, on the exchange date you will receive a total of between ___________ of one share and one share of _______ common stock for each security. The value of those shares of _______ common stock will not necessarily equal the issue price of the securities. Investors otherwise entitled to receive fractional shares in respect of their aggregate holdings of securities will receive cash in lieu thereof.

         If the securities are declared immediately due and payable following acceleration of the forward purchase contract as described under "Collateral Arrangements; Acceleration Upon Default By the Seller", the total exchange shares will be the sum of the daily amounts on each of the 20 trading days immediately prior to the date upon which the securities are so declared to be immediately due and payable. If the seller extends but does not accelerate the exchange date under the forward purchase contract, the total exchange shares will be the sum of the daily amounts on each of the 20 trading days immediately prior to the extended exchange date. If the seller extends and then accelerates the exchange date, each daily amount fraction will be multiplied by [four] and the total exchange shares will be the sum of the "daily amounts" on each of the [five] trading days immediately prior to the accelerated exchange date.

         Notwithstanding the foregoing, if certain events affecting _______ common stock occur prior to the exchange date:

         o    the daily amount fraction may be subject to adjustment; and

         o ________ your payment on the exchange date may be determined by reference to the value of and may include cash, securities other than _______ common stock and/or other property instead of or in addition to common stock.

         We refer to any such combination of _______ common stock, cash, other securities and/or other property as the "reference property". For purposes of determining which of (a) through (c) above applies on any determination date, if the reference property includes _______ common stock and other property, then the applicable market value of that other property will be added to the closing price of the _______ common stock (or, if the reference property includes no _______ common stock, the closing price of the _______ common stock will be deemed to equal the applicable market value of the reference property).

         The "closing price" of any security on any determination date means:

          (1) the closing sale price for the security for the regular trading session (without considering after hours or other trading outside regular trading session hours) of the security (regular way) on the New York Stock Exchange on that date (or, if no closing price is reported, the last reported sale price during that regular trading session),

          (2) if the security is not listed for trading on the New York Stock Exchange on that date, the closing sale price for the security as reported in the composite transactions for the principal United States securities exchange on which the security is so listed,

          (3) if the security is not so listed on a United States national or regional securities exchange, the closing sale price for the security as reported by The Nasdaq Stock Market,

          (4) if the security is not so reported, the last quoted bid price for such security in the over-the-counter market as reported by PinkSheets LLC or a similar organization on that date, or

          (5) if the security is not so quoted, the average of the mid-point of the last bid and ask prices for such security on that date from at least three nationally recognized investment banking firms, which may include one or more of our affiliates, that we select for this purpose.

         Following an anti-dilution adjustment, the reference property will include property in addition to or other than shares of _______ common stock. The applicable market value of such other property will be added to the closing price of the _______ common stock for the purposes of determining the closing price of ______ common stock on any determination date (or, if the reference property includes no _______ common stock, the closing price of the _______ common stock will be deemed to equal the applicable market value of the reference property).

          "Applicable market value" means (i) with respect to any securities, their closing price, (ii) with respect to cash, the amount of such cash and
(iii) with respect to any other property, the value of such property, as determined within six months of such date of determination by a nationally recognized independent investment banking firm retained by the collateral agent for this purpose; provided that any anti-takeover rights issued by _______ shall be deemed to have no value for the purpose of calculating the applicable market value.

         A "trading day" means a business day on which there has not occurred or does not exist a market disruption event. If 20 trading days (or five trading days in the case of an extension and acceleration by the seller) with respect to any securities included in the reference property have not occurred during the period beginning 20 scheduled trading days prior to the exchange date and ending 15 calendar days (or five trading days in the case of an extension and acceleration by the seller) after the exchange date,

          (1) all remaining trading days with respect to all securities comprising reference property will be deemed to occur on the 15th calendar day (or fifth trading day in the case of an extension and acceleration by the seller) after the exchange date and

          (2) the closing price with respect to all securities comprising reference property for each of the remaining trading days will be the closing price on the 15th calendar day (or fifth trading day in the case of an extension and acceleration by the seller) after the exchange date or, if there is a market disruption event on that day the price per share of ______ common stock or the price of other securities comprising reference property that represents, in our sole reasonable judgment, its fair market value as of the close of business on that date based on reasonably available information.

         If the daily amount fraction is determined on the 15th calendar day after the exchange date day (or the fifth trading day in the case of an extension and acceleration by the seller), payments upon exchange of securities will be made on the following business day. "Business day" means any day that is not a Saturday, a Sunday or a day on which the New York Stock Exchange or banking institutions or trust companies in The City of New York are authorized or obligated by law or executive order to close.

         A "market disruption event" is defined as any of the following events that we in our reasonable discretion determine is material:

         (i) any suspension of or limitation imposed on trading by any relevant exchange (as defined below) during the one-hour period prior to the close of trading for the regular trading session on the relevant exchange and whether by reason of movements in price exceeding limits permitted by the relevant exchange, or otherwise:

              o relating to the security the closing price of which is being determined on any relevant exchange, or

              o in futures or options contracts relating to such security on any relevant exchange,

         (ii) any event (other than an event described in clause (iii)) that disrupts or impairs (as determined by us in our reasonable discretion) the ability of market participants during the one-hour period prior to the close of trading for the regular trading session on any relevant exchange in general:

              o to effect transactions in, or obtain market values for the security the closing price of which is being determined on any relevant exchange, or

              o to effect transactions in, or obtain market values for, futures or options contracts relating to such security on any relevant exchange; or

         (iii) the failure to open of any relevant exchange on which the security the closing price of which is being determined, or the futures or options contracts relating to such security, are traded or the closure of such relevant exchange prior to its respective scheduled closing time for the regular trading session on such day (without regard to after hours or any other trading outside of the regular trading session hours) unless such earlier closing time is announced by such relevant exchange at least one hour prior to the earlier of:

              o the actual closing time for the regular trading session on such relevant exchange on such day, and

              o the submission deadline for orders to be entered into such relevant exchange for execution at the actual closing time on such day.

         The trust will give investors notice if a market disruption event occurs during the period beginning 20 scheduled trading days immediately prior to the exchange date and ending on the exchange date. Unless a market disruption event occurs or the exchange date is accelerated or extended, the "exchange date" will be May 15, 2008. If a market disruption event occurs, the "exchange date" will be the trading day following the last day of the 20 trading day period for determining the daily amounts, but shall be no later than 15 calendar days after the last day of the 20 trading day period for determining the daily amounts.

          "Relevant exchange" means any national or regional securities exchange on which the security the closing price of which is being determined is listed, and if there is no such exchange any association or over-the-counter market by which prices for such security are reported.

         Shares Delivered Upon Exchange. The number of shares you will receive on the exchange date will depend on the closing price on each of the 20 determination dates.

         For illustrative purposes only, the following chart shows the number of shares of _______ common stock that an investor would receive (or the cash equivalent of which an investor would receive) for each security at various closing prices. The chart assumes that there will be no adjustments to the daily amounts due to any of the events described under "--Anti-Dilution Adjustments" below. Actual closing prices may fall outside the range set forth below. Based on an initial price of $ per share of common stock and the threshold appreciation price of $ ____ per share, an investor would receive at the exchange date the following number of shares of _______ common stock per security (or their cash equivalent at the relevant closing price) if the closing price on each of the 20 trading days is as indicated:

  Trading Day       1          2         3          4          5         6          7         8         9         10


  Closing
  Price







                                                                                                               Number of
                                                                                                                Shares
                                                                                                               Delivered
                                                                                                                  per
      11            12        13         14        15         16         17        18         19       20      Security
                                                                                                                1.0000




                                                                                                                  0.
                                                                                                                  0.

         Extension and Acceleration of the Exchange Date at the Option of the Seller

          The seller has the right to extend the exchange date under the forward purchase contract to August 15, 2008. The trust will notify you if the seller elects to extend the exchange date not less than 30 days nor more than 60 days prior to the exchange date. If the seller extends the exchange date, the seller will not be required to deliver the shares of _______ common stock or other reference property until August 15, 2008. However, once the seller extends the exchange date, the seller can, upon five trading days' notice to the trust,] accelerate the delivery of shares or other reference property to any date between May 15, 2008 and August 15, 2008 in connection with a rollover offering. See "--Cash Settlement, Rollover Offering". If the seller extends or accelerates the exchange date, you will not receive shares, cash or other reference property in exchange for the securities until the extended or accelerated exchange date, and the amount of shares, cash or other reference property included in that delivery would be calculated as of the extended or accelerated exchange date. However, you will receive an additional cash distribution on the securities on the extended or accelerated exchange date.

         If the seller extends the exchange date and the final exchange date falls between May 15, 2008 and August 15, 2008, the amount of the additional distribution to be paid on the securities would be pro-rated to reflect the number of days by which the exchange date is extended beyond May 15, 2008. For example, if the exchange date is extended to August 15, 2008 and then accelerated to July 15, 2008 (e.g., two-thirds of the time between May 15, 2008 and August 15, 2008), the additional distribution would be equal to two-thirds of the regular quarterly distribution.

         Cash Settlement; Rollover Offerings

          The seller will have the option to pay you the cash equivalent of some or all of the shares of the common stock that it would otherwise be required to deliver to the trust under the forward purchase contract. To exercise this option, the seller will be required to notify the collateral agent as described above under "--Total Exchange Shares". The trustee will in turn notify The Depository Trust Company and publish a notice of its election in a daily newspaper of national circulation. For any day in respect of which the seller elects to pay the daily amount in cash instead of delivering common stock, it will pay an amount equal to the daily amount as calculated for that trading day times the closing price on that trading day.

          The seller may choose to deliver cash, instead of shares of ________ common stock, in connection with a rollover offering, upon five scheduled trading days' notice to the trust. A "rollover offering" is a reoffering or refinancing of all or substantially all of the securities effected not earlier than May 15, 2008, by means of one or more completed offerings (which may include one or more exchange offers), by or on behalf of the seller of securities exchangeable into, or the value of which in whole or in significant part is determined by reference to, the _______ common stock. If the seller chooses to carry out a rollover offering, each daily amount fraction will be multiplied by four and the total exchange shares will be the sum of the "daily amounts" on each of the five trading days immediately prior to the accelerated exchange date.

         If the seller carries out a rollover offering that is consummated on or before the exchange date, the cash payable by the seller will be delivered to the trust within five trading days of the exchange date (which may be extended and accelerated as described above), instead of on the exchange date itself. Accordingly, you may not receive the cash deliverable in exchange for the securities until the fifth trading day after the exchange date.

         The trust will notify you (i) if the seller elects to settle with cash, and whether it elects to do so in connection with a rollover offering, not less than 30 days nor more than 90 days prior to the exchange date, and (ii) if the seller accelerates the exchange date in connection with a rollover offering, not later than five trading days prior to the exchange date as in effect when the election is made.

         Mandatory Acceleration Upon Cash Merger

         Prior to the exchange date, if _______ is involved in a merger, reclassification or sale of substantially all of its assets, which we refer to as a merger, in which 30% or more of the consideration offered for the _______ common stock consists of cash or cash equivalents, which we refer to as a cash merger, the forward purchase contract will be partially accelerated with respect to such cash consideration and, promptly following the merger date, the securities will be partially exchanged for (1) an amount of cash or cash equivalents computed based on the daily amount fraction corresponding to the closing price of ______ common stock on the trading day immediately prior to the effective date of the cash merger and the percentage of merger consideration consisting of cash or cash equivalents; and (2) the holder's pro rata share of the U.S. Treasury securities used to pay the quarterly distributions on the securities. We refer to this as merger early exchange. For purposes of determining whether 30% or more of the consideration offered for the _______ common stock in a merger consists of cash or cash equivalents, the cash and cash equivalents offered shall be equal to the maximum amount of cash offered in the merger and the consideration offered for _______ common stock shall be equal to the total cash and non-cash consideration offered.

          If _______ is involved in a cash merger in which 100% of the consideration for _______ common stock is cash or cash equivalents, the forward purchase contract will be completely accelerated and, promptly following the merger date, the securities will be exchanged for an amount of cash or cash equivalents computed based on the daily amount fraction corresponding to the closing price of ______ common stock on the trading day immediately prior to the effective date of the cash merger. In addition, those U.S. Treasury securities then held in the trust will be sold by the administrator and the proceeds of that sale will be distributed pro rata to the holders. If the merger consideration is less than 100% cash or cash equivalents, the securities will remain outstanding and subject to exchange on the exchange date with respect to the portion of merger consideration that is not early exchanged pursuant to the foregoing provisions, subject to appropriate adjustments as set forth below and under "--Anti Dilution Adjustments--Reorganization Events."

         We will provide each holder with a notice of a cash merger promptly following the receipt by holders of common stock of the consideration from such cash merger. The notice will specify the early exchange date, which shall be a date that promptly follows the receipt by holders of _______ common stock of the consideration from such cash merger. The notice will also set forth, among other things, the formula for determining the applicable daily amount fraction and the amount of cash or cash equivalents receivable by the holder upon exchange.

          We will deliver to the holder on the early exchange date the amount of cash or cash equivalents that the holder would have been entitled to receive in the cash merger for the shares of ___ common stock the holder would have held had it exchanged the securities immediately before the cash merger. The shares of _______ common stock the holder will be assumed to receive in such case will be computed based upon the daily amount fraction corresponding to the closing price of ______ common stock on the trading day immediately prior to the effective date of the cash merger.

          If there is a partial acceleration of the forward purchase contract following the events described above, prior to the exchange of the remaining portion of the securities we will adjust the initial price and the appreciation threshold price by multiplying each by a fraction the numerator of which is the closing price of ______ common stock on the trading day immediately prior to the effective date of the merger minus the value of the cash or cash equivalents received per share of _______ common stock in connection with any early merger exchange and the denominator of which is the is the closing price of ______ common stock on the trading day immediately prior to the effective date of the merger. Such adjustment will be in addition to any other adjustments to the daily amount fraction or applicable market value required as set forth in this section.

         Optional Acceleration Upon Partial Tender Offer or Partial Exchange
Offer

         If _______ or a third party makes a tender offer or exchange offer (each, an "offer") for less than all outstanding _______ common stock to the extent that the cash and value of any other consideration offered per share of _______ common stock exceeds the closing price per share of ______ common stock on the trading day immediately prior to the announcement of the offer, the trustee will notify holders that they may accelerate their securities and receive 1) _______ of one share of ______ common stock per security; plus 2) their pro rata share on the date of acceleration of the U.S. Treasury securities used to pay the quarterly distributions on the securities. There will be no change to the reference property for holders that do not accelerate their securities.

         Anti-Dilution Adjustments

         Dilution Events

         The daily amount fraction will be subject to adjustment, without duplication, upon the occurrence of certain events, including:

         (a) the payment of dividends and distributions consisting of _______ common stock on _______ common stock; and

         (b)  subdivisions, splits and combinations of _______ common stock.

         Adjustments to the daily amount fraction will be calculated to the nearest 1/10,000th of a share. No adjustment in the daily amount fraction will be required unless the adjustment would require an increase or decrease of at least one percent in the daily amount fraction. However, any adjustments that are not required to be made because they would have required an increase or decrease of less than one percent will be carried forward and taken into account in any subsequent adjustment, and such carried-forward adjustment will be made, regardless of whether the aggregated adjustment is less than one percent, upon an acceleration of the securities or upon the exchange date.

         Each adjustment to the daily amount fraction in respect of dilution event will also result in an adjustment to the initial price and the appreciation threshold price.

         Adjustment Events

         The type of property deliverable upon exchange of the securities will be adjusted, without duplication, upon the occurrence of certain events, which we refer to as adjustment events, including the following:

         (a) distributions to all holders of _______ common stock of evidences of its indebtedness, shares of capital stock, securities, cash or property (excluding any dividend or distribution covered by clause
              (a) above under "-- Anti-Dilution Adjustments -- Dilution Events", clause (b) below, and any dividend or distribution paid exclusively in cash);

         (b) the issuance to all holders of _______ common stock of rights, warrants, purchase contracts or options (other than pursuant to any dividend reinvestment, share purchase or employee stock option plans) entitling them, at any time on or prior to the exchange date, to subscribe for or purchase common stock at less than the current market price thereof on the date of issuance; and

         (c) distributions consisting exclusively of cash to all holders of _______ common stock in an amount per share of _______ common stock that, together with other all-cash distributions made to all holders of _______ common stock during the three months between quarterly distributions (the "quarterly distribution periods") on the securities, exceed $ ______ per share of _______ common stock (subject to adjustments on account of subdivisions, splits and combinations of ______ common stock), which we refer to as the "excess distributed amount".

         As described above, we refer to the type of property deliverable upon exchange of the securities, as adjusted, as the "reference property."

         The "current market price" per share of _______ common stock on any day means the average of the daily closing prices for the five consecutive trading days selected by us commencing not more than 30 trading days before, and ending not later than, the earlier of the day the current market price is to be determined and the day before the "ex date" with respect to the issuance or distribution requiring the computation. For purposes of this paragraph, the term "ex date," when used with respect to any issuance or distribution, will mean the first date on which the _______ common stock trades regular way on the applicable exchange or in the applicable market without the right to receive the issuance or distribution.

         In the case of an event described in clause (a) above, the reference property per security would include, in addition to the _______ common stock or other reference property otherwise deliverable, the amount of cash and marketable securities received per share of _______ common stock or other reference property in such adjustment event and an amount of cash equal to the fair market value (as determined by a nationally recognized investment banking firm retained for the purpose) on the date they are distributed of other securities or other property received per share of _______ common stock or other reference property in such adjustment event. For the purposes of determining the reference property per share of _______ common stock in the case of an event described in clause (a) above that permits holders to elect the amount of cash they wish to receive, the reference property will be the amount of such indebtedness, shares of capital stock, securities, cash or property received per share of _______ common stock by holders of _______ common stock that make no election as to the type of such indebtedness, shares of capital stock, securities, cash or property they wish to receive in the distribution.

         In the case of an event described in clause (b) above, the reference property per security would include, in addition to the _______ common stock or other reference property otherwise deliverable, an amount of cash equal to the fair market value (as determined by a nationally recognized investment banking firm retained for the purpose) on the date they are distributed of rights, warrants, purchase contracts or options received per share of _______ common stock or other reference property in such adjustment event.

         In the case of an event described in clause (c) above, the reference property per security would include, in addition to the _______ common stock or other reference property otherwise deliverable, the excess distributed amount.

         If any cash, securities or other property is distributed, or rights, warrants, purchase contracts or options are issued, in respect of any asset that becomes reference property following an adjustment event or a reorganization event, then such cash, securities or other property or rights, warrants, purchase contracts or options shall be deemed to be reference property.

         Distributions to Holders in Connection with Adjustment Events

         Excluding any cash or cash equivalents delivered in a cash merger, if as of the last day of a quarterly distribution period, the cash and monetizable assets distributed in respect of one share of ____common stock during such quarterly distribution period exceed $ _____ , a holder will receive on that quarterly distribution date ______ % of any distributions of cash and monetizable assets exceeding in the aggregate $ ______ per share of _______ common stock. If the amount of these distributions exceeds one percent of the average closing price of _______ common stock during that quarterly distribution period, then on the exchange date holders will also receive a fraction of the final ______ % of these distributions equal to [(shares of _______ common stock deliverable per security minus ______ ) divided by] delivered per security, plus an accrual on that amount from the last day of the quarterly distribution period at a rate equal to the yield on the longest-dated stripped U.S. Treasury security maturing on or prior to the exchange date.

         If any of the rights, warrants, purchase contracts or options described in this section are by their terms not transferable, then the appreciation threshold price shall be decreased by an amount equal to the value of the rights, warrants, purchase contracts or options per share of _______ common stock, as determined by a nationally recognized investment banking firm retained by the collateral agent for this purpose.

         In addition, if at any time _______ adopts a rights agreement or shareholder rights plan for the purpose of deterring coercive takeover activities, instead of requiring an adjustment to the daily amount fraction, the reference property shall include the rights issued pursuant to such plan to all holders of _____common stock, which we refer to as anti-takeover rights, regardless of whether such anti-takeover rights are exercisable or have separated from the _______ common stock prior to the exchange date.

         If the reference property with respect to any of the adjustment events described herein includes cash or monetizable property, it will be assumed for purposes of calculating the value of that reference property that such cash and the fair market value of monetizable property had on the date it was paid or distributed in respect of the _______ common stock been invested in the longest-dated stripped U.S. Treasury securities maturing on or prior to the exchange date and the value of that reference property on any day after such date will equal the value of the principal amount of those U.S. Treasury securities, provided that if the reference property includes amounts distributed to holders prior to the last quarterly distribution date in respect of distributions on the _______ common stock, then the value of these distribution amounts plus an accrual on those amounts from the quarterly distribution date(s) on which they were paid at a rate equal to the yield on the longest-dated stripped U.S. Treasury security maturing on or prior to the exchange date shall be a credit against the obligation of the trust to deliver reference property on the exchange date

         Reorganization Events

         In the case of certain reclassifications (for example, of common equity securities to non-common equity securities), consolidations, mergers, sales or transfers of assets or other transactions pursuant to which the _______ common stock is converted into the right to receive other securities, cash or property, which we refer to as a reorganization event, the reference property would become, instead of _______ common stock, the amount of cash, the kind and amount of marketable securities, and the fair market value (as determined by a nationally recognized investment banking firm retained for the purpose) on the day of conversion of non-marketable securities and other property receivable upon such reorganization event (except as otherwise specifically provided, without any interest thereon and without any right to dividends or distributions thereon that have a record date that is prior to the exchange date) by holders of _______ common stock that make no election as to the type of securities, cash and other property they wish to receive in the reorganization event.

         The trust will be required, within ten business days following any adjustment to the daily amount fraction, the initial price or the threshold appreciation price or the occurrence of an adjustment event or reorganization event, to provide written notice to the administrator of such occurrence and a statement in reasonable detail setting forth the method by which the adjustment to the daily amount fraction, the initial price or the threshold appreciation price or the change in reference property or the adjustment, if any, to the maximum number of shares of _______ common stock or the maximum amount of reference property deliverable upon exchange of the securities was determined and setting forth the revised daily amount fraction, initial price or threshold appreciation price or any changes to the composition of the reference property or the revised maximum number of shares of _______ common stock or the revised maximum amount of reference property deliverable upon exchange of the securities, as the case may be.

         Collateral Arrangements; Acceleration Upon Default By the Seller

         The seller's obligations under the forward purchase contract initially will be secured by a security interest in the maximum number of shares of _______ common stock deliverable under the forward purchase contract (adjusted in accordance with the anti-dilution adjustment provisions of the forward purchase contract, described above) pursuant to the collateral agreement. If an adjustment event or a reorganization event occurs, the collateral agreement will require the seller to pledge as alternative collateral the maximum amount of reference property deliverable under the forward purchase contract at the time of the reorganization event.

         Unless the seller is in default in its obligations under the collateral agreement, the seller will be permitted to substitute for the pledged shares of _______ common stock collateral consisting of short-term, direct obligations of the U.S. Government. The seller may substitute short-term, direct U.S. Government obligations for the pledged shares of marketable securities at any time. Any U.S. Government obligations pledged as substitute collateral for the _______ common stock, or for marketable securities received in a reorganization event, will be required to have an aggregate applicable market value (as defined above) at the time of delivery and at daily mark-to-market valuations after that time of not less than 150% (or, from and after any insufficiency determination that is not cured by the close of business on the next business day, as described below, 200%) of the product of the closing price of the _______ common stock or marketable securities at the time of each valuation times the number of shares of _______ common stock or marketable securities for which those obligations are being substituted.

         Except as described above under "--Anti-Dilution Adjustments," the collateral agent will promptly pay over to the seller any dividends, interest, principal or other payments received by the collateral agent on any collateral pledged by the seller, including any substitute collateral, unless the seller is in default in its obligations under the collateral agreement, or unless the payment of that amount to the seller would cause the collateral to become insufficient under the collateral agreement. The seller will have the right to vote any pledged shares of marketable securities for so long as those shares are owned by it and pledged under the collateral agreement, unless an event of default occurs under the forward purchase contract or collateral agreement.

         If the collateral agent determines (an "insufficiency determination") that the collateral pledged by the seller fails to meet the foregoing requirements at any valuation, and that failure is not cured by the close of business on the business day after that determination, then, unless a collateral event of default (as defined below) under the collateral agreement has occurred and is continuing, the collateral agent will commence (1) sales of the collateral consisting of U.S. Government obligations and (2) purchases, using the proceeds of those sales, of shares of _______ common stock or marketable securities in an amount sufficient to cause the collateral to meet the requirements under the collateral agreement. The collateral agent will discontinue those sales and purchases if a collateral event of default occurs under the collateral agreement.

         A "collateral event of default" under the collateral agreement means, at any time, (A) if no U.S. Government obligations are pledged as substitute collateral at that time, failure of the collateral to include at least the maximum amount of reference property covered by the forward purchase contract at that time (or, if a reorganization event has occurred at or before that time, failure of the collateral to include the maximum number of shares of any marketable securities required to be pledged as described above); or (B) if any U.S. Government obligations are pledged as substitute collateral for shares of _______ common stock (or other marketable securities) at that time, failure of those U.S. Government obligations to have an applicable market value at that time of at least 105% of the previous closing price of _______ common stock (or other marketable securities) times the difference between (x) the maximum number of shares of _______ common stock (or other marketable securities) deliverable under the forward purchase contract at that time and (y) the number of shares of common stock (or other marketable securities) pledged as collateral at that time.

         If (1) a collateral event of default occurs under the collateral agreement, (2) the seller suffers a bankruptcy or insolvency or (3) ______ 's long-term senior unsecured debt is no longer rated by any of Standard & Poor's Ratings Group, Moody's Investors Service and Fitch Ratings (or the successors of these agencies, respectively), the seller's obligations under the forward purchase contract will automatically be accelerated. In that event, the seller will become obligated to deliver the number of shares of _______ common stock and/or other reference property then deliverable under the forward purchase contract, and if the seller fails to do so, the collateral agent will distribute to the trust any U.S. Government obligations then pledged as collateral for the seller's obligations. For the purposes of determining the number of shares of _______ common stock and/or other reference property then deliverable", the total exchange shares will be the sum of the daily amounts on each of the 20 trading days immediately prior to the date upon which the securities are declared to be immediately due and payable.

         If the forward purchase contract is accelerated, (1) the collateral agent will distribute to the trust, for distribution to you, the shares of _______ common stock and/or other reference property then pledged by the seller and cash generated from the sale of U.S. Government obligations then pledged by the seller to the extent of the value of the shares of the _______ common stock you are entitled to and (2) the custodian will sell the amount of stripped U.S. Treasury securities acquired by the trust at the closing of this offering and then held by the trust, and distribute the proceeds pro rata to the holders. If, by the exchange date, any substitute collateral has not been replaced by _______ common stock and/or other reference property (or, after a reorganization event, cash or marketable securities, as applicable) sufficient to meet the seller's obligations under the forward purchase contract, the collateral agent will promptly distribute to the trust for distribution pro rata to the holders the market value of the _______ common stock and/or other reference property required to be delivered under the forward purchase contract, in the form of any shares of ______ common stock and/or other reference property then pledged by the seller plus cash generated from the sale of U.S. Government obligations then pledged by the seller (or, after a reorganization event, the market value of the alternative consideration required to be delivered under the forward purchase contract, in the form of any marketable securities then pledged, plus any cash then pledged, plus cash generated from the sale of U.S. Government obligations then pledged).

         Partial Acceleration Upon 20% Ownership of       by Seller

         After the concurrent offering of Company's common stock, Seller will own approximately ______ % of Company's outstanding common stock ( ______ % if the underwriters in the concurrent offering exercise in full their option to acquire additional shares of Company common stock), which is the only voting security currently issued by Company. In addition, if the trustee reasonably determines at any time that Seller owns 20% or more of Company's voting securities, the forward purchase contract will be partially accelerated to the extent necessary to reduce Seller's ownership of Company voting securities to no more than [18.5]% or, if a partial acceleration of the forward purchase contract would not result in that reduction, the forward purchase contract will be entirely accelerated.

         Seller will be required periodically and upon the request of the trustee to provide the trustee with information about its holdings of Company common stock or any other voting securities and Company will periodically and upon the request of the trustee be required to provide the trustee with information about the number of outstanding shares of its common stock or any other voting securities. The trustee will also be entitled to rely on certain other sources of publicly available information for making this determination, as described in the forward purchase contract. If the trustee determines that the forward purchase contract must be accelerated in whole or in part, it will provide notice to Seller, Company and the holders of the securities no later than the business day following that determination, which we refer to as the "acceleration notice". The acceleration notice will specify that the forward purchase contract will be accelerated on the [fifth] trading day after the acceleration notice is given and will state that the trustee will determine the percentage of the forward purchase contract to be accelerated based on the closing price of _______ common stock on each of the [five] trading days immediately prior to the acceleration date.

         To determine the percentage of the forward purchase contract that must be accelerated, the trustee will divide the aggregate number of shares by which Seller's holdings of Company voting securities must be decreased to achieve the reduction in ownership described in the preceding paragraph by the total exchange shares deliverable under the forward purchase contract on the acceleration date. The aggregate number of voting securities by which Seller's holdings of Company voting securities must be decreased will be based on the most recent information the trustee has regarding the number of Company voting securities held by Seller and the number of Company voting securities outstanding. To determine the total exchange shares deliverable on the acceleration date, each daily amount fraction will be multiplied by [four] and the daily amounts will be determined on each of the [five] trading days immediately prior to the acceleration date.

         On the acceleration date, each security will be accelerated in the same percentage that the forward purchase contract is accelerated and holders will receive in respect of that percentage the total exchange shares determined as described in the previous paragraph plus their pro rata share of the U.S. Treasury securities used to pay quarterly distributions on the securities.

         The Seller

         The seller is ________. Please see "Selling Stockholder" in the _______ prospectus for information on .

The U.S. Treasury Securities

         The trust will purchase and hold a series of stripped U.S. Treasury securities with face amounts and maturities corresponding to the distributions payable with respect to the securities and the payment dates under the securities. See "Description of Securities--Distributions". Up to 30% of the trust's total assets may be invested in these U.S. Treasury securities. If the forward purchase contract is accelerated, then those U.S. Treasury securities then held in the trust will be sold by the custodian and the proceeds of that sale will be distributed pro rata to the holders, together with the amounts distributed upon acceleration. See "--Collateral Arrangements; Acceleration Upon Default By the Seller" and "The Trust--Trust Termination".

Temporary Investments

         For cash management purposes, the trust may invest the proceeds of the U.S. Treasury securities and any other cash held by the trust in short-term obligations of the U.S. Government maturing no later than the business day before the next distribution date. Under the paying agent agreement, the paying agent is responsible for investing, as instructed by the trustees, all such cash that is not paid to cover trust expenses in short-term U.S. Treasury securities maturing on or shortly before the next quarterly distribution date. Not more than 5% of the trust's total assets will be invested in those short-term obligations or held in cash at any one time.

                                  RISK FACTORS

         You should carefully consider the risks described below before making an investment decision. The risks and uncertainties described below are not the only ones that relate to the securities.

The trust will not have an external investment adviser and will not manage or otherwise change its assets.

         The trust will not be managed like a typical closed-end investment company. The trust will be internally managed by its trustees and will not have any separate investment adviser.

         The trust will not dispose of the forward purchase contract even if the price of _______ common stock falls significantly or the financial condition of _______ suffers (or if, after an adjustment event or reorganization event, comparable developments occur affecting any marketable securities or the issuer of those marketable securities). Similarly, the trust will not dispose of the U.S. Treasury securities held by the trust before they mature or the trust terminates, whichever comes first, even if their value falls significantly.

You will have limited opportunity to share in any increase in the value of _______ common stock and will bear any decrease in the value of the _______ common stock.

         The securities are different from ordinary securities because the value of the common stock, cash or other securities you will receive on termination of the trust may be more or less than the initial price of the securities. If the value of a share of _______ common stock shortly before the exchange date is less than the price you paid for each of your securities, you will suffer a loss on your investment in the securities. If is insolvent or bankrupt when the securities mature, you might lose your entire investment. You take all the risk of a fall in the value of the _______ common stock before the exchange date.

         In addition, you have less opportunity to make money from an increase in the price of the ______ common stock by investing in the securities than by investing directly in the _______ common stock. The value of what you receive when the trust is terminated will be greater than the initial price of the securities only if the value of the _______ common stock exceeds $ __________ per share. This is an increase of about % over the price of the _______ common stock when the securities were first offered for sale. In addition, you will receive only about ...% of any increase in the value of the _______ common stock above $ per share.

         Please refer to the attached common stock prospectus for information about _______ and the ______ common stock.

The daily amount fraction and the reference property may not be adjusted for all corporate and similar events that affect the value of the common stock.

         The daily amount fraction and the reference property that holders are entitled to receive on the exchange date will be adjusted for some events, like stock splits and combinations, stock dividends and certain other actions of _______ that modify its capital structure. The daily amount fraction and the reference property may not be adjusted for other events, such as offerings of _______ common stock for cash or in connection with acquisitions, that may adversely affect the price of the _______ common stock. These other events may adversely affect the trading price of the securities. There can be no assurance that _______ will not take any of the foregoing actions, or that it will not make offerings of _______ common stock, or that major stockholders will not sell any _______ common stock, in the future, or as to the amount of any such offerings or sales.

The securities may affect the price of       common stock.

         The securities may affect the price of _______ common stock. For example, investors' anticipation that the seller may deliver common stock that represents approximately __________________ % of ______ 's currently outstanding common stock on the exchange date could cause the price of _______ common stock to be unstable or fall. The following factors could also affect the price of _______ common stock:

         o sales of ________ common stock by investors who prefer to invest in ________ by investing in the securities;

         o hedging of investments in the securities by selling ________ common stock (called "selling short"); and

         o arbitrage trading activity between the securities and ________ common stock.

The non-diversified status of the trust presents risks not associated with diversified trusts.

         The trust is considered non-diversified under the Investment Company Act, which means that the trust is not limited in the proportion of its assets that may be invested in the obligations of a single issuer. The only assets held by the trust will be the U.S. Treasury securities and the forward purchase contract, and potentially a small amount of other short-term investments. As a result, an investment in the trust may be riskier than an investment in an investment company with diversified investments.

The trading value of the securities will be affected by the price of the common stock and other factors.

         Because the trust is a closed-end investment company with no previous operating history and because the securities are innovative securities, it is not possible to predict how the securities will trade in the secondary market.

         The trading prices of the securities in the secondary market will be directly affected by the trading prices of the _______ common stock in the secondary market. The trading prices of the _______ common stock may fluctuate, due to changes in ______ 's financial condition, results of operations or prospects, or because of complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchanges or quotation systems on which the _______ common stock is traded and the market segment of which _______ is a part. To understand the risks to which _______ is subject, you should carefully consider the risk factors relating to
_______ in the _______ common stock prospectus.

         The trading price of the securities may also fluctuate due to, among other things, fluctuations in interest rates and other factors that are difficult to predict and beyond the trust's control. The trust believes, however, that because of the yield on the securities and the formula for determining the number of shares of _______ common stock to be delivered on the exchange date, the securities will tend to trade at a premium to the market value of the _______ common stock if the _______ common stock price falls and at a discount to the market value of the _______ common stock if the _______ common stock price rises. There can, however, be no assurance that the securities will trade at a premium to the market value of the _______ common stock.

         Shares of closed-end investment companies frequently trade at a discount from net asset value. This characteristic of investments in a closed-end investment company is a risk separate and distinct from the risk that the trust's net asset value will fall. The trust cannot predict whether its shares will trade at, below or above net asset value. The risk of purchasing investments in a closed-end investment company that might trade at a discount may be greater for investors who wish to sell their investments soon after completion of the trust's first offering because for those investors, realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance.

      has no obligations with respect to the securities.

         ________ has no obligations with respect to the securities or the amounts holders of the securities will receive on the exchange date. ________ has no obligation to take into account the needs of the trust or the needs of holders of the securities. ________ is not involved in the administration of the trust.



________ may issue additional shares of common stock and thereby materially and adversely affect the price of the common stock.

         As of ______ , in addition to the _____________ shares of common stock which _______ is offering for sale in its concurrent offering of common stock (assuming the underwriters in the concurrent offering do not exercise in whole or in part their option to purchase __________________ additional shares of
______ 's common stock) and the .........shares of ______ 's common stock that may be delivered by the trust, shares of ______ 's common stock are issuable upon exercise of outstanding stock options granted under ______ 's and equity incentive plans. Any issuance of additional shares of ______ 's common stock will result in a dilution of the interest of ______ 's existing stockholders and could result in a decrease in the market price of 's common stock.

         Except as described below under "Underwriting", _______ is not restricted from issuing additional shares of common stock during the term of the securities. If _______ issues additional shares of common stock, it may materially and adversely affect the price of the _______ common stock and, in turn, the price of the securities.

Bankruptcy of the seller might decrease or delay the number of shares or the amount of cash that you receive on the exchange date.

         It is possible that the seller could be the subject of proceedings under the U.S. Bankruptcy Code or that certain of the seller's subsidiaries could be subject to proceedings under state insolvency laws. The trust believes that the forward purchase contract constitutes a "securities contract" for purposes of the U.S. Bankruptcy Code, liquidation of which would not be subject to the automatic stay provisions of the U.S. Bankruptcy Code in the event of the bankruptcy of the seller. It is, however, possible that the forward purchase contract could be determined not to qualify as a "securities contract" for this purpose.

         Proceedings under the U.S. Bankruptcy Code in respect of the seller may thus cause a delay in settlement of the forward purchase contract, or otherwise subject the forward purchase contract to such proceedings. In turn, this could adversely affect the timing of settlement and could impair the trust's ability to distribute the _______ common stock or other assets subject to the forward purchase contract and the collateral agreement to holders of the securities on a timely basis and, as a result, could adversely affect the amount received by holders of the securities in respect of the securities and/or the timing of such receipt.

The securities may be difficult to resell.

         The underwriters currently intend, but are not obligated, to make a market in the securities. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide you with liquidity of investment or that it will continue for the life of the securities. The underwriters may stop making a market in the securities at any time without notice.

If you hold securities, you will not be entitled to any rights with respect to _______ common stock, but you will be subject to all changes made with respect to the _______ common stock.

         If you hold securities, you will not be entitled to any rights with respect to _______ common stock, but you will be subject to all changes affecting the _______ common stock. You will only be entitled to rights on the _______ common stock if and when the seller delivers shares of _______ common stock to the trust. For example, in the event that an amendment is proposed to ______ 's certificate of incorporation or by-laws requiring stockholder approval and the record date for determining the stockholders of record entitled to vote on the amendment occurs prior to delivery of the common stock, you will not be entitled to vote on the amendment, although you will nevertheless be subject to any changes in the powers, preferences or special rights of the common stock.

The tax treatment of the securities is uncertain.

         There are no statutory, judicial or administrative authorities addressing the characterization for U.S. federal income tax purposes of the securities. As a result, certain aspects of the U.S. federal income tax consequences of an investment in the securities remain uncertain. There is no ruling from the Internal Revenue Service with respect to the securities and the Internal Revenue Service might not agree with all of the conclusions expressed under the section "Certain United States Federal Income Tax Consequences" in this prospectus.



         For more detail, please see "Certain United States Federal Income Tax Consequences."

                            DESCRIPTION OF SECURITIES

         Each security represents an equal proportional interest in the trust, and a total of securities will be issued. The securities have no preemptive, redemption or conversion rights. The securities are fully paid and nonassessable by the trust. The only securities that the trust is authorized to issue are the securities offered hereby and those sold to the initial holder referred to below. See "Underwriting".

Distributions

         Amount and Timing

         The trust intends to distribute to holders a distribution of $ ___________ on each security on May 15, 2005 and quarterly distributions of $
__________ on each security thereafter. This amount equals the pro rata portion of the fixed quarterly cash distributions from the proceeds of the maturing U.S. Treasury securities held by the trust. Distributions will then be made on February 15, May 15, August 15 and November 15 of each year to holders of record as of the preceding business day. Part of each distribution will be treated as a tax-free return of the holder's investment. See "--Tax Treatment of Distributions" and "Certain United States Federal Income Tax Consequences--Recognition of Original Issue Discount on the U.S. Treasury Securities".

         If _______ makes cash distributions to all holders of _______ common stock that exceed $ ______ per share in any quarter, the trust intends to make additional distributions to holders. For further detail, please see "Investment Objectives and Policies--The Forward Purchase Contract--Anti-Dilution Adjustments".

         Upon termination of the trust, as described under the caption "The Trust--Trust Termination", each holder will receive any remaining net assets of the trust.

         Quarterly distributions on the securities will consist solely of the cash received from the U.S. Treasury securities.

         The trust does not permit the reinvestment of distributions.

         Tax Treatment of Distributions

         The following table sets forth information regarding the distributions to be received on the stripped U.S. Treasury securities described under "Investment Objective and Policies" above, the portion of each year's distributions that will constitute a return of capital for U.S. federal income tax purposes and the amount of original issue discount accruing (assuming a yield-to-maturity accrual election in respect of any short-term U.S. Treasury securities and assuming that the exchange date is not accelerated or extended) on those U.S. Treasury securities with respect to a holder that acquires its securities at the issue price from the underwriters pursuant to the original offering. See "Certain United States Federal Income Tax Consequences--Recognition of Original Issue Discount on the U.S. Treasury Securities".

                                                                                 Annual Gross       Annual Inclusion
                                                            Annual Gross      Distributions from   of Original Issue
                                      Annual Return of   Distributions from      U.S. Treasury      Discount Year in
                                        Capital per         U.S. Treasury       Securities per         Income per
Year                                      Security           Securities            Security             Security
----                                  ----------------   ------------------   ------------------   ------------------
2005............................
2006............................
2007............................
2008............................

Voting

         Holders are entitled to a full vote for each security held on all matters of the trust to be voted on by holders and are not able to cumulate their votes in the election of trustees. The trustees have been selected initially by ..... _________ , as the trust's sponsor and the initial holder of the trust's securities. The trust intends to hold annual meetings as required under the Investment Company Act. The trustees may call special meetings of holders for action by holder vote as may be required by either the Investment Company Act or the trust agreement. The holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding securities, to remove a trustee. The trustees will call a meeting of holders to vote on the removal of a trustee upon the written request of the holders of record of 10% of the securities or to vote on other matters upon the written request of the holders of record of 51% of the securities (unless substantially the same matter was voted on during the previous 12 months). The trustees will establish, and notify the holders in writing of, the record date for each such meeting. The record date must be not less than 10 nor more than 50 days before the meeting date. Holders at the close of business on the record date will be entitled to vote at the meeting. The trust will also assist in communications with other holders as required by the Investment Company Act.

Book-Entry-Only Issuance

         The Depository Trust Company ("DTC") will act as securities depository for the securities. The information in this section concerning DTC and DTC's book-entry system is based upon information obtained from DTC. The securities will be issued only as fully-registered securities registered in the name of Cede & Co. (as nominee for DTC). One or more fully-registered global security certificates will be issued, representing in the aggregate the total number of
securities, and will be deposited with DTC or    , as DTC's custodian.

         DTC is a limited-purpose trust company organized under the New York Banking Law, a "banking organization" within the meaning of the New York Banking Law, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds securities that its participants deposit with DTC. DTC also facilitates the settlement among participants of securities transactions, such as transfers and pledges, in deposited securities through electronic computerized book-entry changes in participants' accounts, eliminating the need for physical movement of securities certificates. Direct participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. Access to the DTC system is also available to others such as securities brokers and dealers, banks and trust companies that clear through or maintain a custodial relationship with a direct participant, either directly or indirectly.

         Purchases of securities within the DTC system must be made by or through a direct participant, which will receive a credit for the securities on DTC's records. The ownership interest of each actual purchaser of a security is in turn to be recorded on the direct or indirect participants' records. Beneficial owners will not receive written confirmation from DTC of their purchases, but beneficial owners are expected to receive written confirmations providing details of the transactions, as well as periodic statements of their holdings, from the direct or indirect participants through which the beneficial owners purchased securities. Transfers of ownership interests in securities are to be accomplished by entries made on the books of participants acting on behalf of beneficial owners. Beneficial owners will not receive certificates representing their ownership interests in securities, except upon a resignation of DTC.

         DTC has no knowledge of the actual beneficial owners of the securities; DTC's records reflect only the identity of the direct participants to whose accounts those securities are credited, which may or may not be the beneficial owners. The participants will remain responsible for keeping account of their holdings on behalf of their customers.

         Conveyance of notices and other communications by DTC to direct participants, by direct participants to indirect participants, and by direct participants and indirect participants to beneficial owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

         Payments on the securities will be made to DTC. DTC's practice is to credit direct participants' accounts on the relevant payment date in accordance with their respective holdings shown on DTC's records unless DTC has reason to believe that it will not receive payments on that payment date. Payments by participants to beneficial owners will be governed by standing instructions and customary practices and will be the responsibility of that participant and not of DTC or the trust, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of dividends to DTC is the responsibility of the trust, disbursement of those payments to direct participants is the responsibility of DTC, and disbursement of those payments to the beneficial owners is the responsibility of direct and indirect participants.

         Except as provided herein, a beneficial owner of an interest in a global security will not be entitled to receive physical delivery of securities. Accordingly, each beneficial owner must rely on the procedures of DTC to exercise any rights under the securities.

         DTC may discontinue providing its services as securities depository with respect to the securities at any time by giving reasonable notice to the trust. Under those circumstances, if a successor securities depository is not obtained, certificates representing the securities will be printed and delivered in accordance with DTC's instructions.

             CERTAIN UNITED STATES FEDERAL INCOME TAX CONSEQUENCES

         The following is a summary of U.S. federal income tax consequences material relevant to the purchase, ownership and disposition of the securities. This summary does not purport to be a comprehensive description of all of the tax consequences that may be relevant to the decision to purchase the securities by any particular holder, including tax consequences that arise from rules of general application to all taxpayers or to certain classes of taxpayers or that are generally assumed to be known by holders.

         Except to the extent discussed under "--Non-U.S. Holders," this summary addresses the tax consequences only to a beneficial owner of the securities that is a "U.S. Holder," which is defined as:


         o  an individual who is a citizen or resident of the United States,

         o  a U.S. domestic corporation, or

         o any other person that is subject to U.S. federal income taxation on a net income basis in respect of its investment in the securities.

         This summary is based on the U.S. federal income tax laws, regulations, rulings and decisions now in effect, all of which are subject to change, possibly on a retroactive basis. This summary applies only to holders that will hold the securities as capital assets, and that purchase their securities in their initial offering. This summary does not address tax considerations applicable to holders that may be subject to special tax rules, such as dealers in securities or foreign currencies, traders in securities or commodities electing to mark to market, financial institutions, insurance companies, tax-exempt organizations, persons that will hold the securities as a position in a "straddle" for tax purposes or as a part of a "synthetic security" or a "conversion transaction" or other integrated investment comprised of a security and one or more other investments, or persons that have a functional currency other than the U.S. dollar. In addition, this summary does not address tax considerations applicable to persons that engage in transactions relating to the _______ common stock other than the purchase of the securities.

         This summary does not include any description of the tax laws of any state or local governments or of any foreign government that may be applicable to the securities or to the owners thereof. It also does not discuss the tax consequences of the ownership of _______ common stock except where otherwise stated. Before acquiring the securities, prospective holders should consult the publicly available sources of information concerning the tax treatment of the _______ common stock.

         There are no statutory, judicial or administrative authorities addressing the characterization for U.S. federal income tax purposes of the securities. As a result, certain aspects of the U.S. federal income tax consequences of an investment in the securities remain uncertain. No ruling is being requested from the Internal Revenue Service (the "IRS") with respect to the securities, and no assurance can be given that the IRS will agree with all of the conclusions expressed herein. Holders should consult their own tax advisors in determining the tax consequences to them of holding the securities, including the application to their particular situation of the U.S. federal income tax considerations discussed below, as well as the application of state, local or other tax laws.

         Pursuant to the terms of the Trust Agreement, the trust and every holder of the securities agree to treat a security for U.S. federal income tax purposes as a beneficial interest in a trust that holds zero-coupon U.S. Treasury securities and the forward purchase contract. The trust intends to report the holders' income to the IRS in accordance with this treatment. In addition, pursuant to the terms of the forward purchase contract and the Trust Agreement, the seller, the trust and every holder of a security will be obligated (in the absence of an administrative determination or judicial ruling to the contrary) to characterize the forward purchase contract for all tax purposes as a forward purchase contract to purchase ______ common stock at the exchange date (including as a result of acceleration or otherwise), under the terms of which contract:

          (a) at the time of issuance of the securities the holder is required to deposit irrevocably with the seller a fixed amount of cash equal to the purchase price of the securities, less the purchase price of the U.S. Treasury securities, to assure the fulfillment of the obligation described in clause (b) below, and

          (b) at maturity such cash deposit unconditionally and irrevocably will be applied by the seller in full satisfaction of the holder's payment obligation under the forward purchase contract, and the seller will deliver to the holder the number of shares of _______ common stock that the holder is entitled to receive at that time pursuant to the terms of the securities (subject to the right of the seller to deliver cash in lieu of the _______ common stock).

Under this approach, the tax consequences of holding a security will be as described below.

Tax Status of the Trust

         The trust will be taxable as a grantor trust owned solely by the present and future holders of securities for federal income tax purposes, and income received by the trust will be treated as income of the holders in the manner set forth below.


Tax Consequences to U.S. Holders

         Tax Basis of the Treasury Securities and the Forward Purchase Contract. Each holder will be considered to be the owner of its pro rata portion of the U.S. Treasury securities and the forward purchase contract held by the trust. The cost to the holder of the securities will be allocated among the holder's pro rata portion of the U.S. Treasury securities and the forward purchase contract (in proportion to the fair market values thereof on the date on which the holder acquired the securities) in order to determine the holder's tax basis in its pro rata portion of the U.S. Treasury securities and the forward purchase contract. It is currently anticipated that approximately [ ____ %] and [ _____ %] of the net proceeds of the offering will be used by the trust to purchase the U.S. Treasury securities and as a payment to the seller under the forward purchase contract, respectively.

         Gain or loss on disposition of the securities, or on disposition by the trust of its assets, generally will constitute capital gain or loss. Such gain or loss generally will be long-term capital gain or loss if the holder has held the securities for more than one year at such time.

         Original Issue Discount on the Treasury Securities. The U.S. Treasury securities in the trust will consist of zero-coupon U.S. Treasury securities. A holder will be required to treat its pro rata portion of each U.S. Treasury security in the trust as a bond that was originally issued on the date the holder purchased its securities and at an original issue discount equal to the excess of the holder's pro rata portion of the amounts payable on such U.S. Treasury security over the holder's tax basis for the U.S. Treasury security as discussed above. The holder (whether on the cash or accrual method of tax accounting) is required to include original issue discount (other than original issue discount on short-term treasury securities as described below) in income for federal income tax purposes as it accrues, in accordance with a constant yield method, prior to the receipt of cash attributable to such income. Because it is expected that more than 20% of the holders of the securities will be accrual basis taxpayers, a holder will be required to include in income original issue discount on any short-term U.S. Treasury security (i.e., any U.S. treasury security with a maturity of one year or less from the date it is purchased) held by the trust as that original issue discount accrues. Unless a holder elects to accrue the original issue discount on a short-term U.S. Treasury security according to a constant yield method based on daily compounding, the original issue discount will be accrued on a straight-line basis. A holder's tax basis in a U.S. Treasury security will be increased by the amount of any original issue discount included in income by the holder with respect to such U.S. Treasury security and will be reduced by payments on the U.S. Treasury security.

         Treatment of the Forward Purchase Contract. Each holder will be treated as having entered into a pro rata portion of the forward purchase contract and, at maturity or on complete or partial acceleration thereof, as having received a pro rata portion of the _______ common stock (or cash, or other reference property or combination thereof) delivered to the trust. Under existing law, a holder of securities will not recognize income, gain or loss upon entry into the forward purchase contract.

         Except as described below under "--Adjustment Events," a holder should not be required under existing law to include amounts in income over the term of the forward purchase contract. The IRS and the U.S. Treasury Department have indicated that they may publish guidance with respect to accrual of income on prepaid forward contracts. If such guidance were issued with retroactive application, it could increase the amount of income required to be included over the term of the forward purchase contract. See "--Possible Alternative Characterizations" below.

         Sale of the Securities. Upon a sale of all or some of a holder's securities, a holder will be treated as having sold its pro rata portion of the U.S. Treasury securities and of the forward purchase contract underlying the securities. The selling holder will recognize gain or loss equal to the difference between the amount realized and the investor's aggregate tax bases in its pro rata portion of the U.S. Treasury securities and the forward purchase contract. Any gain or loss generally will be long-term capital gain or loss if the holder has held the securities for more than one year. The distinction between capital gain or loss and ordinary income or loss is important for purposes of the limitations on a holder's ability to offset capital losses against ordinary income. In addition, individuals generally are subject to taxation at a reduced rate on long-term capital gains.

         Sale of the Securities. Upon a sale of all or some of a holder's securities, a holder will be treated as having sold its pro rata portion of the U.S. Treasury securities and of the forward purchase contract underlying the securities. The selling holder will recognize gain or loss equal to the difference between the amount realized and the investor's aggregate tax bases in its pro rata portion of the U.S. Treasury securities and the forward purchase contract. Any gain or loss generally will be long-term capital gain or loss if the holder has held the securities for more than one year. The distinction between capital gain or loss and ordinary income or loss is important for purposes of the limitations on a holder's ability to offset capital losses against ordinary income. In addition, individuals generally are subject to taxation at a reduced rate on long-term capital gains.

         Distribution of _______ Common Stock at Maturity. The delivery of the shares of _______ common stock to the trust at maturity pursuant to the forward purchase contract and the distribution of the shares by the trust to a holder of securities will not be taxable to the holder. A holder of securities will have taxable gain or loss upon receipt of cash in lieu of fractional shares of _______ common stock distributed upon termination of the trust, in an amount equal to the difference between the cash received and the portion of the basis of the forward purchase contract allocable to fractional shares (based on the relative number of fractional shares and shares delivered to the holder), which may be treated as short-term capital gain or loss without regard to the holder's period with respect to the securities. Each holder's aggregate basis in its shares of _______ common stock will be equal to its basis in its pro rata portion of the forward purchase contract less the portion of such basis allocable to any fractional shares of _______ common stock for which cash is received (and less the portion of any basis allocable to amounts received on partial acceleration of the forward purchase contract, as described under "--Distribution upon an Acceleration of the Forward Contract"). A holder's holding period in its shares of _______ common stock will begin on the day after the date of delivery of such _______ common stock to the trust.

         Distribution of Cash at Maturity. If a holder receives cash at maturity as a result of the seller's election to deliver cash instead of shares of _______ common stock, the holder will recognize gain or loss equal to any difference between the amount of cash received and its tax basis in the securities at that time.

         Distribution of Other Reference Property at Maturity as a Result of an Adjustment or Reorganization Event. If reference property other than cash or _______ common stock, or any combination of cash, other reference property and
_______ common stock is delivered at maturity pursuant to the forward purchase contract, a holder will have taxable gain or loss upon receipt equal to the difference between the amount of cash received, if any, and its basis in its pro rata portion of the forward purchase contract for which such cash was received. If the holder has held the securities for more than one year, such gain or loss generally will be long-term capital gain or loss (except with respect to any cash received in lieu of a fractional interest in reference property or _______ common stock). A holder's basis in any other reference property received will be equal to its basis at that time in its pro rata portion of the forward purchase contract for which such reference property was received.

         Distribution upon an Acceleration of the Forward Contract. In the event of a complete acceleration of the forward purchase contract, holders will be taxed as described above under "--Distribution of _______ Common Stock at Maturity," "--Distribution of Cash at Maturity" or "--Distribution of Other Reference Property at Maturity as a Result of an Adjustment or Reorganization Event" as applicable. In addition, a holder will have taxable gain or loss upon receipt by the trust of cash allocable to the U.S. Treasury securities disposed of by the trust equal to the difference between the amount of such cash and the holder's adjusted basis in its pro rata portion of the U.S. Treasury securities.

         The U.S. federal income tax treatment of amounts received on a partial acceleration of the forward purchase contract is uncertain. The trust intends to take the position that such an amount represents the delivery to holders of amounts pursuant to the exercise of a pro rata portion of the forward contract. Under that treatment, holders generally will be taxed as described above under "--Distribution of _______ Common Stock at Maturity," "--Distribution of Cash at Maturity" or "--Distribution of Other Reference Property at Maturity as a Result of an Adjustment or Reorganization Event" with respect to the portion of the forward purchase contract that is accelerated. A holder's gain or loss with respect to any cash received, and its basis in any _______ common stock or other reference property received, on partial acceleration will be determined by reference to the portion of its total basis in the forward purchase contract that is allocated to the portion accelerated. The portion of a holder's total basis in the forward purchase contract that is allocated to the portion accelerated will be determined based on the relative size of the partially accelerated portion compared to the portion of the contract not accelerated. For example, if one-tenth of the forward purchase contract is accelerated, then 10 percent of a holder's basis in the contract would be allocated to the cash received for purposes of determining gain or loss on the partial acceleration, or would be carried over to the _______ common stock or other reference property received. A holder's basis in the forward purchase contract will be reduced by the portion of the basis in the contract allocable to the cash, _______ common stock or other reference property received on partial acceleration. The holding period for shares of _______ common stock received upon a partial acceleration will begin on the day after the date of delivery of such _______ common stock to the trust. Prospective purchasers of the securities are urged to consult their tax advisors with respect to the U.S. federal income tax treatment of amounts received on partial acceleration of the forward purchase contract.

         Adjustment Events. There are no statutory, judicial or administrative authorities addressing the treatment for U.S. federal income tax purposes of amounts that may be paid to the trust with respect to distributions on _______ common stock of cash or monetizable assets. The trust intends to take the position that the likelihood of such payments is remote, and to report such payments, if any, as ordinary income. Under this treatment, a holder generally should include such payments in income in accordance with such holder's method of accounting. In the event that distributions on _______ common stock of cash or monetizable assets exceed one percent of the average closing price of the stock during the relevant quarterly distribution period, it is possible that a holder would be required to accrue income on a current basis in respect of the contingent payment that may be made under the forward purchase contract on the exchange date if the likelihood of such payment is more than remote. In addition, in the event that reference property under the forward purchase contract includes cash with a value determined by reference to a U.S. Treasury security, it is possible that holders would be required to accrue income with respect to part or all of such cash reference property. For example, because a
holder is entitled to receive between      percent and 100 percent of such
cash reference property at maturity of the forward purchase contract, a holder may be required to include income at a rate equal to that of the U.S. Treasury
security on      percent or more of such cash reference property. The trust intends to report income to holders on the basis described in the prior sentence
with respect to       percent of such cash reference property. Prospective
purchasers are urged to consult their tax advisors with respect to the U.S. federal income tax treatment of the payments described in this paragraph.

         Extension of Exchange Date. While not free from doubt, an extension of the exchange date under the forward purchase contract should not be a taxable event and a holder therefore should not recognize gain upon such an extension. Although there is no authority addressing the treatment of the cash distribution paid on the extended exchange date (whether or not later accelerated), the trust intends to file information returns with the IRS on the basis that the cash distribution is ordinary income to the holders. U.S. Holders should consult their own tax advisors concerning the consequences of extending the exchange date, including the possibility that a holder may be treated as realizing gain as a result of the extension and the possibility that the cash distribution may be treated as a reduction in a holder's tax basis in the securities by analogy to the treatment of rebates or of option premiums.

         Fees and Expenses of the Trust. The trust intends to treat fees and expenses paid by the seller as attributable to the seller and not the holders. If, however, the fees and expenses were treated as attributable to a holder, such a holder's pro rata portion of the expenses in connection with the organization of the trust, underwriting discounts and commissions and other offering expenses should be includible in the cost to the owner of the securities. There can be no assurance, however, that the IRS will not take the view that such expenses are excludable from the holder's cost of the securities. If the IRS were to prevail, such expenses would not be includible in the basis of the assets of the trust and should instead be amortizable and deductible over the term of the trust. If such expenses were treated as amortizable and deductible, an individual holder who itemizes deductions would be entitled to amortize and deduct (subject to any other applicable limitations on itemized deductions) such expenses over the term of the trust only to the extent that such amortized annual expenses together with the holder's other miscellaneous deductions exceed 2% of such holder's adjusted gross income.

         Possible Alternative Treatment. It is possible that the IRS could seek to characterize the securities in a manner that results in tax consequences to holders different from those described above. Under alternative characterizations of the securities, it is possible, for example, that a security could be treated as a contingent payment debt instrument, or as including a debt instrument and a forward contract or two or more options. Under these alternative characterizations, the timing and character of income from the securities could differ substantially.

         It is also possible that future regulations or other IRS guidance would require a holder to accrue income on the securities on a current basis. The IRS and U.S. Treasury Department recently issued proposed regulations that require current accrual of income with respect to contingent nonperiodic payments made under certain notional principal contracts. The preamble to the regulations states that the "wait and see" method of tax accounting does not properly reflect the economic accrual of income on such contracts, and requires a current accrual of income with respect to some contracts already in existence at the time the proposed regulations were released. While the proposed regulations do not apply to prepaid forward contracts, the preamble to the proposed regulations expresses the view that similar timing issues exist in the case of prepaid forward contracts. If the IRS published future guidance requiring current accrual of income with respect to contingent payments on prepaid forward contracts, it is possible that a holder could be required to accrue income over the term of the securities.

         Potential Application of Constructive Ownership Rules. Some or all of the net long-term capital gain arising from certain "constructive ownership" transactions may be characterized as ordinary income, in which case an interest charge would be imposed on any such ordinary income. These rules have no immediate application to forward contracts in respect of the stock of most corporations, including the securities. The rules, however, grant discretionary authority to the U.S. Treasury Department to expand the scope of "constructive ownership" transactions to include forward contracts in respect of the stock of all corporations. The rules separately also direct the Treasury to promulgate regulations excluding a forward contract that does not convey "substantially all" of the economic return on an underlying asset from the scope of "constructive ownership" transactions. This category may include the securities. It is not possible to predict whether such regulations will be promulgated by the U.S. Treasury Department, or the form or effective date that any regulations that may be promulgated might take.

Non-U.S. Holders

         A "Non-U.S. Holder" is a holder of the securities that is a non-resident alien individual or foreign corporation. Payments made to a Non-U.S. Holder with respect to the securities will not be subject to U.S. withholding tax to the extent such payments are derived from payments from the proceeds of the U.S. Treasury securities, provided that the holder complies with applicable certification requirements (including in general the furnishing of an IRS Form W8-BEN or a substitute form).

         The trust intends, however, to treat as subject to withholding at a rate of 30% any distributions of amounts that may be paid to the trust with respect to distributions on _______ common stock of cash or monetizable assets. The trust also intends to treat as subject to withholding an amount equal to 30% of any additional distribution paid to any Non-U.S. Holder with respect to the securities in the event of an extension of the exchange date. For more details, please see "Investment Objectives and Policies--Forward Purchase Contract." It may be possible to reduce the rate of withholding tax with respect to some or all of such distributions under the portfolio interest exemption (which, subject to certain exceptions, exempts non-resident alien individuals and foreign corporations from tax on interest payments on debt from U.S. sources) or a U.S. income tax treaty. If you are eligible for a reduced rate of U.S. withholding tax pursuant to the portfolio interest exemption or a tax treaty, you may obtain a refund or credit of any excess amounts withheld by filing an appropriate claim for refund with the IRS.

         Any capital gain realized upon the sale or other disposition of the securities by a Non-U.S. Holder generally will not be subject to U.S. federal income tax if (a) such gain is not effectively connected with a U.S. trade or business or (b) in the case of an individual, (i) the individual is not present in the United States for 183 days or more in the taxable year of the sale or other disposition, and (ii) the gain is not attributable to a fixed place of business maintained by the individual in the United States.

         A Non-U.S. Holder of securities that is subject to U.S. federal income taxation on a net income basis with respect to the securities should see the discussion in "--Tax Consequences to U.S. Holders."

Backup Withholding Tax and Information Reporting

         A holder of securities may be subject to information reporting and to backup withholding with respect to certain amounts paid to such holder unless such holder provides proof of an applicable exemption or a correct taxpayer identification number and otherwise complies with applicable requirements of the backup withholding rules. Backup withholding is not an additional tax. Rather, any amounts withheld from a payment under the backup withholding rules are allowed as a refund or credit against a holder's U.S. federal income tax liability, provided the required information is furnished to the IRS.

                                  UNDERWRITING

         ______ , ______ , the trust and the underwriters named below have entered into an underwriting agreement with respect to the securities. Subject to certain conditions, each underwriter has severally agreed to purchase the principal amount of securities indicated in the following table.

                                                                     Number of
                                       Underwriter                   Securities
                                       -----------                   ----------

         Total......................................................


         The underwriters are committed to take and pay for all of the securities being offered, if any are taken. Securities sold by the underwriters to the public will initially be offered at the initial public offering price set forth on the cover of this prospectus. Any securities sold by the underwriters to securities dealers may be sold at a discount of up to $ ______ per security from the initial public offering price. Any such securities dealers may resell any securities purchased from the underwriters to certain other brokers or dealers at a discount of up to $ ______ per security from the initial public offering price. If all the securities are not sold at the initial public offering price, the underwriters may change the initial public offering price and the other selling terms. The sales load of $ ______ per security is equal to % of the initial public offering price.


         ______ and the seller have agreed to indemnify the several underwriters against certain liabilities, including liabilities under the Securities Act.

         Certain of the underwriters and their respective affiliates have, from time to time, performed, and may in the future perform, various financial advisory and investment banking services for _______ and ______ , for which they received or will receive customary fees and expenses.

         In light of the fact that a portion of the proceeds from the sale of the securities will be used by the trust to purchase the forward purchase contract from the seller, the purchase agreement provides that the seller will pay to the underwriters the underwriters' compensation of $ __________________ per security.

               and the seller have generally agreed that, during the period beginning from the date of this prospectus and continuing to and including the date ? days after the date of this prospectus, they will not offer, sell, contract to sell or otherwise dispose of any _______ common stock or other securities that are substantially similar to the _______ common stock, including but not limited to any securities that are convertible or exchangeable for, or that represent the right to receive, _______ common stock or any such substantially similar securities, or enter into any swap, option future, forward or other agreement that transfers, in whole or in part, the economic consequences of ownership of common stock or such other substantially similar securities, without the prior written consent of Goldman Sachs and Lehman Brothers and except as otherwise provided in the purchase agreement or pursuant to ______ 's concurrent offering of common stock as described under "Summary--Concurrent Offering".

         The securities will be a new issue of securities with no established trading market. The trust will apply to list the securities on ______ under the symbol " _____ ". The underwriters have advised that they intend to make a market in the securities, but they are not obligated to do so and may discontinue market making at any time without notice. No assurance can be given as to the liquidity of the trading market for the securities.

         Each underwriter has represented, warranted and agreed that: (i) it has not offered or sold and, prior to the expiry of a period of six months from the closing date, will not offer or sell any securities to persons in the United Kingdom except to persons whose ordinary activities involve them in acquiring, holding, managing or disposing of investments (as principal or agent) for the purposes of their businesses or otherwise in circumstances which have not resulted and will not result in an offer to the public in the United Kingdom within the meaning of the Public Offers of Securities Regulations 1995; (ii) it has only communicated or caused to be communicated and will only communicate or cause to be communicated any invitation or inducement to engage in investment activity (within the meaning of section 21 of the Financial Services and Markets Act 2000 (the "FSMA")) received by it in connection with the issue or sale of any securities in circumstances in which section 21(1) of the FSMA does not apply to the Issuer; and (iii) it has complied and will comply with all applicable provisions of the FSMA with respect to anything done by it in relation to the securities in, from or otherwise involving the United Kingdom.

         The securities may not be offered, sold, transferred or delivered in or from the Netherlands, as part of their initial distribution or as part of any re-offering, and neither this offering circular nor any other documentation in respect of the offering may be distributed or circulated in the Netherlands, other than to individuals or legal entities which include, but are not limited to, banks, brokers, dealers, institutional investors and undertakings with a treasury department, who or which trade or invest in securities in a conduct of a business or profession.

         The securities may not be offered or sold by means of any document other than to persons whose ordinary business is to buy or sell shares or debentures, whether as principal or agent, or in circumstances which do not constitute an offer to the public within the meaning of the Companies Ordinance (Cap. 32) of Hong Kong, and no advertisement, invitation or document relating to the shares may be issued, whether in Hong Kong or elsewhere, which is directed at, or the contents of which are likely to be accessed or read by, the public in Hong Kong (except if permitted to do so under the securities laws of Hong Kong) other than with respect to shares which are or are intended to be disposed of only to persons outside Hong Kong or only to "professional investors" within the meaning of the Securities and Futures Ordinance (Cap. 571) of Hong Kong and any rules made thereunder.

         This prospectus has not been registered as a prospectus with the Monetary Authority of Singapore. Accordingly, this prospectus and any other document or material in connection with the offer or sale, or invitation or subscription or purchase, of the securities may not be circulated or distributed, nor may the securities be offered or sold, or be made the subject of an invitation for subscription or purchase, whether directly or indirectly, to persons in Singapore other than under circumstances in which such offer, sale or invitation does not constitute an offer or sale, or invitation for subscription or purchase, of the securities to the public in Singapore.

         The securities have not been and will not be registered under the Securities and Exchange Law of Japan (the Securities and Exchange Law) and each underwriter has agreed that it will not offer or sell any securities, directly or indirectly, in Japan or to, or for the benefit of, any resident of Japan (which term as used herein means any person resident in Japan, including any corporation or other entity organized under the laws of Japan), or to others for re-offering or resale, directly or indirectly, in Japan or to a resident of Japan, except pursuant to an exemption from the registration requirements of, and otherwise in compliance with, the Securities and Exchange Law and any other applicable laws, regulations and ministerial guidelines of Japan.

         Goldman Sachs has subscribed for one security at a purchase price of $100.00. The trust agreement provides that before the offering, the trust will split the outstanding security as of the date that the price and underwriting discount of the securities being offered to the public are determined, but before the sale of the securities to the underwriters. The initial security will be split into the smallest whole number of securities that would result in the per security amount recorded as shareholders' equity after effecting the split not exceeding the public offering price per security.


                                  LEGAL MATTERS

         The validity of the securities will be passed upon for the trust by Cleary Gottlieb Steen & Hamilton LLP, New York, New York. Certain legal matters with respect to the offering of the securities will be passed upon for the underwriters by Cleary Gottlieb Steen & Hamilton LLP, New York, New York and King & Spalding LLP, New York, New York.

                                     EXPERTS

         The financial statement included in this prospectus has been audited by [ ], independent accountants, as stated in their opinion appearing herein, and has been so included in reliance upon that opinion given upon the authority of that firm as experts in accounting and auditing.

                WHERE YOU CAN FIND MORE INFORMATION ON THE TRUST

         The trust has filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933 with respect to the securities. You can find more information concerning the securities and the trust in the registration statement of which this prospectus is a part. You may read and copy the registration statement at the SEC's office in Washington, D.C. Please call the SEC at I-800-SEC-0330 for more information on their copy charges. The registration statement is also available on the SEC's website (http://www.sec.gov). The securities will be listed on the _______ and you may inspect information concerning the trust and the securities at the offices of
______ .

                     WHERE YOU CAN FIND MORE INFORMATION ON

         ______ files annual, quarterly and special reports, proxy statements and other information with the Securities and Exchange Commission, or SEC. You may read and copy any document _______ files at the SEC's public reference room in Washington, D.C. Please call the SEC at 1-800-SEC-0330 for further information on the public reference room. _______ 's SEC filings are also available to the public from the SEC's web site at www.sec.gov or from its web site at www. _____ .com. However, the information on ______ 's web site does not constitute a part of this prospectus.

         You may request a copy of these filings at no cost, by writing or telephoning at: ______ .

         You should rely only upon the information provided in this prospectus or incorporated by reference into this prospectus. We have not authorized anyone to provide you with different information. You should not assume that the information in this prospectus, including any information incorporated by reference, is accurate as of any date other than the date of this prospectus.

                        REPORT OF INDEPENDENT ACCOUNTANTS


                            [To come from accountant]

                      STATEMENT OF ASSETS AND LIABILITIES
                    MANDATORILY EXCHANGEABLE SECURITIES TRUST
               STATEMENT OF ASSETS AND LIABILITIES MARCH __, 2005

ASSETS

Cash.................................................$100
     Total assets....................................$100

LIABILITIES

NET ASSETS
Balance applicable to Security outstanding...........$100
Net asset value per Security.........................$100


          (1) Mandatorily Exchangeable Securities Trust (the "Trust") was established under the name "Fourteenth Automatic Common Exchange Securities Trust" on June 29, 1999 and has had no operations to date other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. Costs incurred in connection with the Trust's organization will be paid by the Seller referred to below.

          (2) The Trust proposes to sell Trust Issued Mandatorily Exchangeable Securities (the "Securities") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940.

               The Trust is a finite-term trust established to purchase and hold a portfolio of stripped U.S. treasury securities and a forward purchase contract with a stockholder of PFPC, Inc.(the "Seller") relating to the Common Stock of ______ . The Trust will be internally managed and will not have an investment adviser. The Trust's administration, which will be overseen by the trustees, will be carried out by PFPC, Inc. as administrator of the Trust. Wilmington Trust Company will also serve as custodian, paying agent, registrar and transfer agent with respect to the Securities. Ongoing fees and anticipated expenses for the term of the Trust will be paid for by the Seller.

          (3) The Trust issued one Security on ______ , 1999 to Goldman, Sachs & Co. in consideration for a purchase price of $100. The Trust Agreement provides that before the offering, the Trust will split the outstanding Security as of the date that the price and underwriting discount of the Securities being offered to the public are determined, but before the sale of the Securities to the Underwriters. The initial Security will be split into the smallest whole number of Securities that would result in the per Security amount recorded as shareholders' equity after effecting the split not exceeding the public offering price per Security.

Through and including ________, 2005 (the 25th day after the date of this prospectus), all dealers effecting transactions in these Securities, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to a dealer's obligation to deliver a prospectus when acting as an underwriter and with respect to an unsold allotment or subscription.


                                       $
                                  Trust Issued
                                   Mandatorily
                                  Exchangeable
                                   Securities


                                     [ logo]





                    Mandatorily Exchangeable Securities Trust

                              --------------------





                              --------------------

                                     PART C

                                OTHER INFORMATION

Item 25.  Financial Statements and Exhibits

(a)      Financial Statements

         Part A - Report of Independent Accountants.
                   Statement of Assets and Liabilities.

         Part B - None.

(b)      Exhibits
         2.a.(i)      Trust Agreement*
         2.a.(ii)     Amendment No. 1 to Trust Agreement*
         2.a.(iii)    Amendment No. 2 to Trust Agreement
         2.a.(iv)     Form of Amended and Restated Trust Agreement**
         2.d          Form of Specimen Certificate of $       Trust Issued Mandatorily Exchangeable Securities
                      (included in Exhibit 2.a.(iv)**
         2.h          Form of Underwriting Agreement**
         2.j          Form of Custodian Agreement**
         2.k.(i)      Form of Administration Agreement**
         2.k.(ii)     Form of Paying Agent Agreement**
         2.k.(iii)    Form of Forward Purchase Contract**
         2.k.(iv)     Form of Collateral Agreement**
         2.k.(v)      Form of Fund Expense Agreement**
         2.k.(vi)     Form of Fund Indemnity Agreement**
         2.l          Opinion and Consent of Counsel to the Trust**
         2.n.(i)      Tax Opinion and Consent of Counsel to the Trust**
         2.n.(ii)     Consent of Independent Public Accountants**
         2.n.(iii)    Consents to Being Named as Trustee
         2.p          Form of Subscription Agreement**
         2.r          Code of Ethics**



         ----------------
         *    Previously filed.
         ** To be filed by amendment.

Item 26.  Marketing Arrangements

         See the Form of Underwriting Agreement to be filed as Exhibit 2.h to this Registration Statement.

Item 27.  Other Expenses Of Issuance And Distribution

         The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Registration fees...................................................... $
New York Stock Exchange listing fee.................................... $
Printing (other than certificates)..................................... $
Fees and expenses of qualification under state securities laws
(excluding fees of counsel)............................................ $
Accounting fees and expenses........................................... $
Legal fees and expenses................................................ $
NASD fees.............................................................. $
Miscellaneous.......................................................... $
Total.................................................................. $


Item 28.  Person Controlled by or Under Common Control with Registrant

         Before June 29, 1999 the Trust had no existence. As of the effective date, the Trust will have entered into a Subscription Agreement for one Security with Goldman, Sachs & Co. and an Underwriting Agreement with Goldman, Sachs & Co. and Lehman Brothers Inc. with respect to the Securities offered by the prospectus.

Item 29.  Number of Holders of Securities


                                                                   NUMBER OF
TITLE OF CLASS                                                  RECORD HOLDERS
--------------------------------------------------------------  --------------
$____ Trust Issued Mandatorily Exchangeable Securities.....            1



Item 30.  Indemnification

         The Underwriting Agreement, to be filed as Exhibit 2.h to this Registration Statement, provides for indemnification of the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Securities Act").

         The Amended and Restated Trust Agreement to be filed as Exhibit 2.a.(iv) to this Registration Statement provides for indemnification to each Trustee against any claim or liability incurred in acting as Trustee of the Trust, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the Trustee's duties. The Custodian Agreement, Administration Agreement and Paying Agent Agreement filed as Exhibits 2.j, 2.k.(i) and 2.k.(ii) to this Registration Statement provide for indemnification to the Custodian, Administrator and Paying Agent against any loss or expense incurred in the performance of their obligations under the respective agreements, unless such loss or expense is due to willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations. The Fund Indemnity Agreement to be filed as Exhibit 2.k.(vi) to this Registration Statement provides that the Sellers will indemnify the Trust for certain indemnification expenses incurred under the Trust Agreement, the Custodian Agreement, the Administration Agreement and the Paying Agent Agreement.

         Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. If a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Adviser

         Not Applicable.

Item 32. Location of Accounts and Records

         The Trust's accounts, books and other documents are currently located at the offices of the Registrant, c/o Goldman, Sachs & Co., 85 Broad Street, New York, New York 10004 and at the offices of the Registrant's administrator at.

Item 33.  Management Services

         Not applicable.

Item 34.  Undertakings

         (a) The Registrant hereby undertakes to suspend offering of the Securities until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value falls more than 10 percent from its net asset value as of the effective date of the Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

         (b) The Registrant hereby undertakes that (i) for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; (ii) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York, on the 9th day of March, 2005.

                                        MANDATORILY EXCHANGEABLE
                                          SECURITIES TRUST


                                        By: /s/ Donald J. Puglisi
                                            ----------------------------------
                                            Donald J. Puglisi, Trustee


         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person, in the capacities and on the date indicated.

NAME                       TITLE                              DATE
----------------------     ------------------------------     -----------------
/s/ Donald J. Puglisi      Principal Executive Officer,       March 9, 2005
----------------------     Principal Financial Officer,
Donald J. Puglisi          Principal Accounting Officer and
                           Trustee

                                  EXHIBIT INDEX

Exhibit                          NAME OF EXHIBIT
-----------  ----------------------------------------------------------------

         2.a.(i)      Trust Agreement*
         2.a.(ii)     Amendment No. 1 to Trust Agreement*
         2.a.(iii)    Amendment No. 2 to Trust Agreement
         2.a.(iv)     Form of Amended and Restated Trust Agreement**
         2.d          Form of Specimen Certificate of $       Trust Issued Mandatorily Exchangeable Securities
                      (included in Exhibit 2.a.(iv)**
         2.h          Form of Underwriting Agreement**
         2.j          Form of Custodian Agreement**
         2.k.(i)      Form of Administration Agreement**
         2.k.(ii)     Form of Paying Agent Agreement**
         2.k.(iii)    Form of Forward Purchase Contract**
         2.k.(iv)     Form of Collateral Agreement**
         2.k.(v)      Form of Fund Expense Agreement**
         2.k.(vi)     Form of Fund Indemnity Agreement**
         2.l          Opinion and Consent of Counsel to the Trust**
         2.n.(i)      Tax Opinion and Consent of Counsel to the Trust**
         2.n.(ii)     Consent of Independent Public Accountants**
         2.n.(iii)    Consents to Being Named as Trustee
         2.p          Form of Subscription Agreement**
         2.r          Code of Ethics**


-----------
*   Previously filed.
**  To be filed by amendment.